As filed with the Securities and Exchange Commission on March 27, 2002.


                                                               File No. 33-81574
                                                               File No. 811-8620
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 13


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 16



                               THE MILESTONE FUNDS
                         (Formerly LEARNING ASSETS(TM))
             (Exact Name of Registrant as Specified in its Charter)

                One Executive Boulevard, Yonkers, New York 10701
                     (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code: 800-941-6453

        ----------------------------------------------------------------

                                 Guy S. Nordahl
                                 15 Broad Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                           Susan Penry-Williams, Esq.
                       Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue

                            New York, New York 10019

        ----------------------------------------------------------------

             It is proposed that this filing will become effective:

___ immediately upon filing pursuant to Rule 485, paragraph (b)
_x_ on April 1, 2002 pursuant to Rule 485, paragraph (b)
___ 60 days after filing pursuant to Rule 485, paragraph (a)(i)
___ on [date] pursuant to Rule 485, paragraph (a)(i)
___ 75 days after filing pursuant to Rule 485, paragraph (a)(ii)
___ on [date] pursuant to Rule 485, paragraph (a)(ii)
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

--------------------------------------------------------------------------------
   THE MILESTONE FUNDS
   TREASURY OBLIGATIONS PORTFOLIO
--------------------------------------------------------------------------------



                                   ----------
                                       THE
                                    MILESTONE
                                      FUNDS
                                   ----------



                         ------------------------------
                              INSTITUTIONAL SHARES

                                   PROSPECTUS

                                  APRIL 1, 2002
                         ------------------------------




                               INVESTMENT ADVISER

                       MILESTONE CAPITAL MANAGEMENT, L.P.













   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                   -----------
-----------------------------------    THE    ----------------------------------
                                    MILESTONE
                                      FUNDS
                                   -----------

                         TREASURY OBLIGATIONS PORTFOLIO
                              INSTITUTIONAL SHARES
                ONE EXECUTIVE BOULEVARD, YONKERS, NEW YORK 10701
                                 (800) 941-MILE
                                 www.milecap.com

=============================== TABLE OF CONTENTS ==============================


                                                                            PAGE
Risk/Return Summary .........................................................  2
Investment Objective, Principal
Investment Strategies and Related Risks .....................................  4
Management of the Portfolio .................................................  6
How to Invest in the Portfolio ..............................................  7
How to Redeem Shares of the Portfolio .......................................  8
Dividends, Distributions and Tax Matters .................................... 10
Other Information ........................................................... 10
Financial Highlights ........................................................ 11

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE  __________________________________________________________

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES  _________________________________________________________

As a fundamental policy, the Portfolio invests ONLY in the following money market instruments:

          o  short-term obligations of the U.S. Treasury; and

          o repurchase agreements fully collateralized by obligations of the U.S. Treasury.

The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

PRINCIPAL RISKS  _______________________________________________________________

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. Government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund.

BAR CHART AND PERFORMANCE TABLE  _______________________________________________

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance from December 31, 1995 through December 31, 2001. Past performance is not an indication of future performance.

                                 ANNUAL RETURNS

        [The table below represents a bar chart in the printed report.]

            5.34%      5.47%      5.38%      4.95%      6.20%      3.86%
          --------   --------   --------   --------   --------   --------
          12/31/96   12/31/97   12/31/98   12/31/99   12/31/00   12/31/01


                              INSTITUTIONAL SHARES

The best performance for a quarter was 1.61% (for the quarter ended December 31, 2000). The worst performance was 0.55% (for the quarter ended December 31,
2001).

--------------------------------------------------------------------------------
Average Annual Returns                                         Since Inception
as of 12/31/01                       One Year    Five Year    of the Share Class
--------------------------------------------------------------------------------
Treasury Obligations Portfolio         3.86%       5.17%             5.30%
--------------------------------------------------------------------------------

The returns listed above are quoted net of all fees. The inception date of the Institutional Share Class was 6/20/95. The inception date of the Fund was 12/30/94.

The Institutional Shares' seven-day current yield on 12/31/01 was 1.82%. For the Institutional Shares' current yield, please call us at 800-941-MILE (6453).

FEES AND EXPENSES OF THE FUND  _________________________________________________

This table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment):

     Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price) ...........................  None
     Maximum Deferred Sales Charge (Load) ..........................  None
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends ...  None
     Redemption Fee ................................................  None
     Exchange Fee ..................................................  None
     Maximum Account Fee ...........................................  None

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets):

     Management Fees .............................................   0.10%
     Distribution (12b-1) Fees ...................................   None
     Shareholder Servicing Fees ..................................   0.10%*
     Other Expenses ..............................................   0.05%
                                                                     ----
     Total Annual Fund Operating Expenses ........................   0.25%*
                                                                     ====
     Expenses Reimbursed to Fund .................................   0.05%*
     Net Annual Operating Expenses
     (expenses actually incurred by the Fund) ....................   0.20%

----------
* Under the Shareholder Servicing Plan, the Institutional Shares may incur expenses of up to .10% of the average daily net assets attributable to such shares. For the current fiscal year ending November 30, 2002, the Adviser has contractually agreed to waive up to 100% of the shareholder servicing fees in order to limit the total annual expenses of the Institutional Shares to 0.20%.

EXAMPLE

This example is to help you compare the cost of investing in Institutional Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

          o you invest $10,000 in the Portfolio for the time periods indicated and that you redeem all of your Shares at the end of those periods;

          o  your investment has a 5% return each year; and

          o  the Portfolio's operating expenses remain the same.

Although your actual costs may be       1 Year*  3 Years*   5 Years*   10 Years*
higher or lower, under these            ------   -------    -------    --------
assumptions, your costs would be: .....   $20      $75       $136        $313

----------
* This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and 10 years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses. If the Adviser continues to limit the Portfolio's total expenses for three, five or 10 years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. The Adviser is currently under no obligation to limit total expenses for any period beyond the current fiscal year.

--------------------------------------------------------------------------------
     INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE  __________________________________________________________

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

PRINCIPAL INVESTMENT STRATEGIES  _______________________________________________
The Portfolio seeks to achieve its investment objective by investing ONLY in:

         U.S. TREASURY OBLIGATIONS maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.

         REPURCHASE AGREEMENTS fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements ONLY WITH PRIMARY DEALERS designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a DE MINIMIS amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

As a Fundamental Policy, the Portfolio WILL NOT invest in structured notes or instruments commonly known as derivatives; variable, adjustable or floating rate instruments of any kind; reverse repurchase agreements; securities issued by agencies or instrumentalities of the U.S. Government; or zero coupon bonds.

ADDITIONAL INVESTMENT STRATEGIES  ______________________________________________

The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio may also invest in other investment companies and may invest up to 10% of its net assets in illiquid securities. For temporary or emergency purposes, the Portfolio may borrow up to 331/3% of its total assets. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS  _________________________________________________

Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash. When taking such temporary positions, the Portfolio may not achieve its investment objective.

RELATED RISKS  _________________________________________________________________

All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so.

If the seller of a repurchase agreement in which the Portfolio invests defaults on its obligation or declares bankruptcy, the Portfolio may experience delays in selling the securities underlying the repurchase agreement. As a result, the Portfolio may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

--------------------------------------------------------------------------------
                           MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF TRUSTEES  _____________________________________________________________

The business of The Milestone Funds (the "Trust") and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Portfolio--Trustees and Officers."

THE ADVISER  ___________________________________________________________________

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.

Janet Tiebout Hanson is President/CEO and Chief Investment Officer of the Adviser, in which she holds the controlling interest. With over twenty years of institutional money market experience, Ms. Hanson directs all of the Adviser's major business activities. Since inception in 1994, she has chaired the Adviser's Investment Policy and Strategy Committee, including direct oversight of Milestone Capital's Portfolio Management and Research Team. Prior to founding the Adviser, Ms. Hanson was Vice President of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York.

For its services, the Adviser may receive a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

--------------------------------------------------------------------------------
                         HOW TO INVEST IN THE PORTFOLIO
--------------------------------------------------------------------------------

PURCHASING SHARES  _____________________________________________________________

You may purchase shares of the Portfolio by wire only. Shares are sold at the net asset value next determined (at 5:00 p.m. Eastern Time) after receipt of a purchase order by the Transfer Agent in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time). The Trust may also process purchase and sale orders and calculate its net asset value on days that the Portfolio's primary trading markets are open and the Portfolio's management determines to do so. The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent at (800) 363-7660. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 5:00 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 5:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds. FOR INFORMATION ON ADDITIONAL PURCHASE ALTERNATIVES, INCLUDING ONLINE TRANSACTING, PLEASE CONTACT MILESTONE CAPITAL MANAGEMENT AT (800) 941-MILE (6453) OR WWW.MILECAP.COM.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A. Telephone the Transfer Agent at (800) 363-7660 and provide the following information:

      Your name
      Address
      Telephone number
      Taxpayer ID number
      The amount being wired
      The identity of the bank wiring funds.

      You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B.    Instruct your bank to wire the specified amount to the Trust as follows:

      The Bank of New York, ABA # 021000018
      A/C # 8900276541
      FBO Milestone Funds Treasury Obligations Portfolio Operating Account
      Ref: Shareholder Name and Account Number

You may open an account when placing an initial order by telephone, provided you thereafter submit an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

SHARE CERTIFICATES  ____________________________________________________________

The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS  ____________________________________________________________

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED  ___________________________________________________

The minimum initial investment in Institutional Shares of the Portfolio is $10,000,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

--------------------------------------------------------------------------------
                      HOW TO REDEEM SHARES OF THE PORTFOLIO
--------------------------------------------------------------------------------

REDEEMING SHARES  ______________________________________________________________

You may redeem your shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time).

BY TELEPHONE  __________________________________________________________________

You may redeem your shares by telephoning the Transfer Agent at (800) 363-7660. You must provide the Transfer Agent with your account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS / ADDITIONAL ALTERNATIVES  ____________________________________

Redemption requests may be made by writing to The Milestone Funds, c/o Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.

FOR ADDITIONAL  REDEMPTION  ALTERNATIVES,  INCLUDING ONLINE TRANSACTING,  PLEASE
CONTACT   MILESTONE   CAPITAL   MANAGEMENT   AT   (800)   941-MILE   (6453)   OR
WWW.MILECAP.COM.

FIRM INDICATION OF
REDEMPTION REQUEST         COMPLETED         REDEMPTION
AND APPROXIMATE SIZE       REDEMPTION        PROCEEDS
OF REDEMPTION RECEIVED     ORDER RECEIVED    ORDINARILY     DIVIDENDS

--------------------------------------------------------------------------------
By 2:30 p.m.               By 5:00 p.m.      Wired same     Not earned on the
   Eastern Time            Eastern Time      Business Day   day request received

After 2:30 p.m.            After 5:00 p.m.   Wired next     Earned on day
   Eastern Time            Eastern Time      Business Day   request received

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $1,000,000 unless an investment is made to restore the minimum value.

--------------------------------------------------------------------------------
                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
--------------------------------------------------------------------------------

DIVIDENDS  _____________________________________________________________________

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS  ___________________________________________________

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Portfolio will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

DISTRIBUTIONS  _________________________________________________________________

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions  attributable  to  capital  gains  and  interest  on  U.S.  Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE  ______________________________________________

The net asset value per share of the Portfolio is determined at 5:00 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valu-ing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

SHAREHOLDER SERVICES  __________________________________________________________

The Trust has adopted a shareholder service plan under which it pays the Adviser up to 0.10% of the average daily net assets of the Institutional Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Institutional Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. In addition to Institutional Shares, the Portfolio also offers Investor Shares, Financial Shares, Service Shares and Premium Shares by separate prospectus which are subject to different expenses that affect their performance. For further information about these other classes of shares, please call (800) 941-MILE (6453).

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE PORTFOLIO'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Portfolio's financial performance over the past five years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Portfolio's Annual Report, which is available upon request.

                                  FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                      ENDED              ENDED              ENDED              ENDED              ENDED
                               NOVEMBER 30, 2001  NOVEMBER 30, 2000  NOVEMBER 30, 1999  NOVEMBER 30, 1998  NOVEMBER 30, 1997
                                   ----------         ----------         ----------         ----------         ----------
Beginning net asset
  value per share ...............  $     1.00         $     1.00         $     1.00         $     1.00         $     1.00
                                   ----------         ----------         ----------         ----------         ----------
Net investment income ...........       0.042              0.059              0.048              0.053              0.053
Dividends from net
  investment income .............      (0.042)            (0.059)            (0.048)            (0.053)            (0.053)
                                   ----------         ----------         ----------         ----------         ----------
Ending net asset value
  per share .....................  $     1.00         $     1.00         $     1.00         $     1.00         $     1.00
                                   ==========         ==========         ==========         ==========         ==========
Total return ....................        4.25%              6.11%              4.91%              5.45%              5.46%
Ratios/supplemental data
Net assets at the end of
  period (000's omitted) ........  $  728,920         $  887,097         $1,199,513         $1,686,835         $1,183,905
Ratios to average net assets:
  Expenses (a) ..................        0.20%              0.20%              0.20%              0.20%              0.20%
  Net investment income .........        4.28%              5.91%              4.79%              5.30%              5.32%

(a) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.01%, 0.00%, 0.00%, 0.01% and 0.01% for each of the respective periods represented.

                                   -----------
-----------------------------------    THE    ----------------------------------
                                    MILESTONE
                                      FUNDS
                                   -----------


         Adviser / Administrator                Sub-Administrator / Custodian
----------------------------------------     -----------------------------------
   Milestone Capital Management, L.P.               The Bank of New York
         One Executive Boulevard                       15 Broad Street
            Yonkers, NY 10701                        New York, NY 10005



              Legal Counsel                         Independent Auditors
----------------------------------------     -----------------------------------
   Kramer Levin Naftalis & Frankel LLP              Deloitte & Touche LLP
            919 Third Avenue                     Two World Financial Center
           New York, NY 10022                      New York, NY 10281-1434



                          Underwriter / Transfer Agent
      ---------------------------------------------------------------------
             Unified Management Corp. / Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                        Indianapolis, Indiana 46204-1806


STATEMENT OF ADDITIONAL INFORMATION. The Statement of Additional Information provides a more complete discussion about the Portfolio and is incorporated by reference into this Prospectus, which means that it is considered a part of this Prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS. The annual and semi-annual reports to shareholders contain additional information about the Portfolio's investments. The annual report discusses the market conditions and investment strategies that significantly affected the Portfolio's performance during its fiscal year.


TO REVIEW OR OBTAIN THIS INFORMATION: The Statement of Additional Information, the Fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's website (HTTP://WWW.SEC.GOV). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to PUBLICINFO@SEC.GOV or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the Fund, including the Fund's Statement of Additional Information, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

INVESTMENT  COMPANY ACT FILE NO. 811-8620

                               THE MILESTONE FUNDS
                                  800-941-MILE
                                 www.milecap.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   THE MILESTONE FUNDS
   TREASURY OBLIGATIONS PORTFOLIO
--------------------------------------------------------------------------------



                                   ----------
                                       THE
                                    MILESTONE
                                      FUNDS
                                   ----------



                         ------------------------------
                                 INVESTOR SHARES

                                   PROSPECTUS

                                  APRIL 1, 2002
                         ------------------------------




                               INVESTMENT ADVISER

                       Milestone Capital Management, L.P.














   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                   ----------
                                       THE
                                    MILESTONE
                                      FUNDS
                                   ----------
                         TREASURY OBLIGATIONS PORTFOLIO
                                 INVESTOR SHARES
                ONE EXECUTIVE BOULEVARD, YONKERS, NEW YORK 10701
                                 (800) 941-MILE
                                 www.milecap.com


=============================== TABLE OF CONTENTS ==============================

                                                                            PAGE
Risk/Return Summary .........................................................  2
Investment Objective, Principal Investment
  Strategies and Related Risks ..............................................  4
Management of the Portfolio .................................................  5
How to Invest in the Portfolio ..............................................  6
How to Redeem Shares of the Portfolio .......................................  8
Dividends, Distributions and Tax Matters ....................................  9
Other Information ........................................................... 10
Financial Highlights ........................................................ 11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE  __________________________________________________________

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES  _________________________________________________________

As a fundamental policy, the Portfolio invests ONLY in the following money market instruments:

          o  short-term obligations of the U.S. Treasury; and

          o repurchase agreements fully collateralized by obligations of the U.S. Treasury.

The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

PRINCIPAL RISKS  _______________________________________________________________

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. Government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund.

BAR CHART AND PERFORMANCE TABLE  _______________________________________________

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance from December 31, 1995 through December 31, 2001. Past performance is not an indication of future performance.

                                 ANNUAL RETURNS

        [The table below represents a bar chart in the printed report.]

            5.08%      5.26%      5.17%      4.73%      5.99%      3.62%
          --------   --------   --------   --------   --------   --------
          12/31/96   12/31/97   12/31/98   12/31/99   12/31/00   12/31/01


                                 INVESTOR SHARES

The best performance for a quarter was 1.56% (for the quarter ended December 31, 2000). The worst performance was 0.48% (for the quarter ended December 31,
2001).


--------------------------------------------------------------------------------
Average Annual Returns                                         Since Inception
as of 12/31/01                       One Year    Five Year    of the Share Class
--------------------------------------------------------------------------------
Treasury Obligations Portfolio         3.62%       4.95%             5.07%
--------------------------------------------------------------------------------

The returns listed above are quoted net of all fees. The inception date of the Investor Share Class was 12/30/94.

The Investor Shares' seven-day current yield on 12/31/01 was 1.57%. For the Investor Shares' current yield, please call us at 800-941-MILE (6453).

FEES AND EXPENSES OF THE FUND  _________________________________________________

This table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment):

     Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price) ............................  None
     Maximum Deferred Sales Charge (Load) ...........................  None
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends ....  None
     Redemption Fee .................................................  None
     Exchange Fee ...................................................  None

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets):

     Management Fees ...............................................  0.10%
     Distribution (12b-1) Fees .....................................  None
     Shareholder Servicing Fees ....................................  0.25%
     Other Expenses ................................................  0.07%
                                                                      ----
     Total Annual Fund Operating Expenses ..........................  0.42%
                                                                      ====

EXAMPLE

This example is to help you compare the cost of investing in Investor Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

          o you invest $10,000 in the Portfolio for the time periods indicated and that you redeem all of your Shares at the end of those periods;

          o  your investment has a 5% return each year; and

          o  the Portfolio's operating expenses remain the same.

Although your actual costs may be       1 Year*  3 Years*   5 Years*   10 Years*
higher or lower, under these            ------   -------    -------    --------
assumptions, your costs would be: ....    $43     $135        $235       $530

----------

* This example is based on the fees listed in the table and assumes the reinvestment of dividends.

--------------------------------------------------------------------------------
     INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE  __________________________________________________________

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

PRINCIPAL INVESTMENT STRATEGIES  _______________________________________________

The Portfolio seeks to achieve its investment objective by investing ONLY in:

         U.S. TREASURY OBLIGATIONS maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.

         REPURCHASE AGREEMENTS fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements ONLY WITH PRIMARY DEALERS designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

As a fundamental policy, the Portfolio WILL NOT invest in structured notes or instruments commonly known as derivatives; variable, adjustable or floating rate instruments of any kind; reverse repurchase agreements; securities issued by agencies or instrumentalities of the U.S. Government; or zero coupon bonds.

ADDITIONAL INVESTMENT STRATEGIES  ______________________________________________

The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio may also invest in other investment companies and may invest up to 10% of its net assets in illiquid securities. For temporary or emergency purposes, the Portfolio may borrow up to 331/3% of its total assets. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS  _________________________________________________

Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash. When taking such temporary positions, the Portfolio may not achieve its investment objective.

RELATED RISKS  _________________________________________________________________

All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so.

If the seller of a repurchase agreement in which the Portfolio invests defaults on its obligation or declares bankruptcy, the Portfolio may experience delays in selling the securities underlying the repurchase agreement. As a result, the Portfolio may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

--------------------------------------------------------------------------------
                           MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF TRUSTEES  _____________________________________________________________

The business of the Milestone Funds (the "Trust") and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Portfolio--Trustees and Officers."

THE ADVISER  ___________________________________________________________________

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.

Janet Tiebout Hanson is President/CEO and Chief Investment Officer of the Adviser, in which she holds the controlling interest. With over twenty years of institutional money market experience, Ms. Hanson directs all of the Adviser's major business activities. Since inception in 1994, she has chaired the Adviser's Investment Policy and Strategy Committee, including direct oversight of Milestone Capital's Portfolio Management and Research Team. Prior to founding the Adviser, Ms. Hanson was Vice President of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York.

For its services, the Adviser may receive a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

--------------------------------------------------------------------------------
                         HOW TO INVEST IN THE PORTFOLIO
--------------------------------------------------------------------------------

PURCHASING SHARES  _____________________________________________________________

You may purchase shares of the Portfolio by wire only. Shares are sold at the net asset value next determined (at 5:00 p.m. Eastern Time) after receipt of a purchase order by the Transfer Agent in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time). The Trust may also process purchase and sale orders and calculate its net asset value on days that the Portfolio's primary trading markets are open and the Portfolio's management determines to do so. The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent at (800) 363-7660. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 5:00 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 5:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds. FOR INFORMATION ON ADDITIONAL PURCHASE ALTERNATIVES, INCLUDING ONLINE TRANSACTING, PLEASE CONTACT MILESTONE CAPITAL MANAGEMENT AT (800) 941-MILE (6453) OR WWW.MILECAP.COM.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A. Telephone the Transfer Agent at (800) 363-7660 and provide the following information:

     Your name
     Address
     Telephone number
     Taxpayer ID number
     The amount being wired
     The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B.   Instruct your bank to wire the specified amount to the Trust as follows:

     The Bank of New York, ABA # 021000018
     A/C # 8900276541
     FBO Milestone Funds Treasury Obligations Portfolio Operating Account
     Ref: Shareholder Name and Account Number

You may open an account when placing an initial order by telephone, provided you thereafter submit an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

SHARE CERTIFICATES  ____________________________________________________________

The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS  ____________________________________________________________

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED  ___________________________________________________

The  minimum  initial   investment  in  Investor  Shares  of  the  Portfolio  is
$1,000,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

--------------------------------------------------------------------------------
                      HOW TO REDEEM SHARES OF THE PORTFOLIO
--------------------------------------------------------------------------------

REDEEMING SHARES  ______________________________________________________________

You may redeem your shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time).

BY TELEPHONE  __________________________________________________________________

You may redeem your shares by telephoning the Transfer Agent at (800) 363-7660. You must provide the Transfer Agent with your account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS / ADDITIONAL ALTERNATIVES  ____________________________________

Redemption requests may be made by writing to The Milestone Funds, c/o Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.

FOR ADDITIONAL  REDEMPTION  ALTERNATIVES,  INCLUDING ONLINE TRANSACTING,  PLEASE
CONTACT   MILESTONE   CAPITAL   MANAGEMENT   AT   (800)   941-MILE   (6453)   OR
www.milecap.com.

FIRM INDICATION OF
REDEMPTION REQUEST AND    COMPLETED         REDEMPTION
APPROXIMATE SIZE OF       REDEMPTION        PROCEEDS
REDEMPTION RECEIVED       ORDER RECEIVED    ORDINARILY      DIVIDENDS
--------------------------------------------------------------------------------
By 2:30 p.m.              By 5:00 p.m.      Wired same      Not earned on the
Eastern Time              Eastern Time      Business Day    day request received

After 2:30 p.m.           After 5:00 p.m.   Wired next      Earned on day
Eastern Time              Eastern Time      Business Day    request received

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $100,000 unless an investment is made to restore the minimum value.

--------------------------------------------------------------------------------
                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
--------------------------------------------------------------------------------

DIVIDENDS  _____________________________________________________________________

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS  ___________________________________________________

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Portfolio will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

DISTRIBUTIONS  _________________________________________________________________

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions  attributable  to  capital  gains  and  interest  on  U.S.  Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE  ______________________________________________

The net asset value per share of the Portfolio is determined at 5:00 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

SHAREHOLDER SERVICES  __________________________________________________________

The Trust has adopted a shareholder service plan under which it pays the Adviser up to 0.25% of the average daily net assets of the Investor Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Investor Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. In addition to Investor Shares, the Portfolio also offers Institutional Shares, Financial Shares, Service Shares and Premium Shares by separate prospectus which are subject to different expenses that affect their performance. For further information about these other classes of shares, please call (800) 941-MILE (6453).

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE PORTFOLIO'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Portfolio's financial performance over the past five years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Portfolio's Annual Report, which is available upon request.

                                         FOR THE YEAR       FOR THE YEAR      FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
                                            ENDED              ENDED             ENDED              ENDED              ENDED
                                       NOVEMBER 30, 2001  NOVEMBER 30, 2000  NOVEMBER 30, 1999  NOVEMBER 30, 1998  NOVEMBER 30, 1997
                                       -----------------  -----------------  -----------------  -----------------  -----------------
     Beginning net asset
       value per share ................    $   1.00           $   1.00           $   1.00           $   1.00           $   1.00
                                           --------           --------           --------           --------           --------
     Net investment income ............       0.039              0.057              0.046              0.051              0.051
     Dividends from net
       investment income ..............      (0.039)            (0.057)            (0.046)            (0.051)            (0.051)
                                           --------           --------           --------           --------           --------
     Ending net asset value
       per share ......................    $   1.00           $   1.00           $   1.00           $   1.00           $   1.00
                                           ========           ========           ========           ========           ========
     Total return .....................        4.02%              5.89%              4.69%              5.23%              5.23%
     Ratios/supplemental data
     Net assets at the end of
       period (000's omitted) .........    $314,361           $311,868           $343,781           $421,088           $385,229
     Ratios to average net assets:
       Expenses .......................        0.42%(a)           0.40%              0.40%              0.40%              0.41%
       Net investment income ..........        3.88%              5.72%              4.60%              5.08%              5.13%

(a) Net of servicing fees waived of 0.01% for the periods June 1, 2001-November 30, 2001.

                                   -----------
-----------------------------------    THE    ----------------------------------
                                    MILESTONE
                                      FUNDS
                                   -----------

          Adviser / Administrator              Sub-Administrator / Custodian
 ----------------------------------------   -----------------------------------
    Milestone Capital Management, L.P.             The Bank of New York
          One Executive Boulevard                     15 Broad Street
             Yonkers, NY 10701                      New York, NY 10005



               Legal Counsel                       Independent Auditors
 ----------------------------------------   -----------------------------------
    Kramer Levin Naftalis & Frankel LLP            Deloitte & Touche LLP
             919 Third Avenue                   Two World Financial Center
            New York, NY 10022                    New York, NY 10281-1434



                          Underwriter / Transfer Agent
      --------------------------------------------------------------------
             Unified Management Corp. / Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                        Indianapolis, Indiana 46204-1806


STATEMENT OF ADDITIONAL INFORMATION. The Statement of Additional Information provides a more complete discussion about the Portfolio and is incorporated by reference into this Prospectus, which means that it considered a part of this Prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS. The annual and semi-annual reports to shareholders contain additional information about the Portfolio's investments. The annual report discusses the market conditions and investment strategies that significantly affected the Portfolio's performance during its fiscal year.


TO REVIEW OR OBTAIN THIS INFORMATION: The Statement of Additional Information, the Fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR)Database on the SEC's website (HTTP://WWW.SEC.GOV). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to PUBLICINFO@SEC.GOV or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the Fund, including the Fund's Statement of Additional Information, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT FILE NO. 811-8620

                               THE MILESTONE FUNDS
                                  800-941-MILE
                                 www.milecap.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   THE MILESTONE FUNDS
   TREASURY OBLIGATIONS PORTFOLIO
--------------------------------------------------------------------------------



                                   ----------
                                       THE
                                    MILESTONE
                                      FUNDS
                                   ----------



                         ------------------------------
                                FINANCIAL SHARES

                                   PROSPECTUS

                                  APRIL 1, 2002
                         ------------------------------




                               INVESTMENT ADVISER

                       MILESTONE CAPITAL MANAGEMENT, L.P.













   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                   ----------
                                       THE
                                    MILESTONE
                                      FUNDS
                                   ----------
                         TREASURY OBLIGATIONS PORTFOLIO
                                FINANCIAL SHARES
                ONE EXECUTIVE BOULEVARD, YONKERS, NEW YORK 10701
                                 (800) 941-MILE
                                 www.milecap.com


=============================== TABLE OF CONTENTS ==============================

                                                                            PAGE
Risk/Return Summary .........................................................  2
Investment Objective, Principal Investment
  Strategies and Related Risks ..............................................  4
Management of the Portfolio .................................................  6
How to Invest in the Portfolio ..............................................  7
How to Redeem Shares of the Portfolio .......................................  8
Dividends, Distributions and Tax Matters .................................... 10
Other Information ........................................................... 11
Financial Highlights ........................................................ 12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE  __________________________________________________________

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES  _________________________________________________________

As a fundamental policy, the Portfolio invests ONLY in the following money market instruments:

          o  short-term obligations of the U.S. Treasury; and

          o repurchase agreements fully collateralized by obligations of the U.S. Treasury.

The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

PRINCIPAL RISKS ________________________________________________________________

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. Government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund.

BAR CHART AND PERFORMANCE TABLE  _______________________________________________

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance from December 31, 1997 through December 31, 2001. Past performance is not an indication of future performance.

                                 ANNUAL RETURNS

        [The table below represents a bar chart in the printed report.]

                       5.43%      5.01%      6.26%      3.91%
                     --------   --------   --------   --------
                     12/31/98   12/31/99   12/31/00   12/31/01


                                FINANCIAL SHARES

The best performance for a quarter was 1.62% (for the quarter ended December 31, 2000). The worst performance was 0.56% (for the quarter ended December 31,
2001).

--------------------------------------------------------------------------------
       AVERAGE ANNUAL RETURNS                                 SINCE INCEPTION
           AS OF 12/31/01                  ONE YEAR         OF THE SHARE CLASS
--------------------------------------------------------------------------------
  Treasury Obligations Portfolio             3.91%                 5.35%
--------------------------------------------------------------------------------

The returns listed above are quoted net of all fees. The inception date of the Financial Share Class was 3/13/97. The inception date of the Fund was 12/30/94.

The Financial Shares' seven-day current yield on 12/31/01 was 1.87%. For the Financial Shares' current yield, please call us at 800-941-MILE (6453).

FEES AND EXPENSES OF THE FUND  _________________________________________________

This table describes the fees and expenses you may pay if you buy and hold Financial Shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment):

     Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price) .........................  None
     Maximum Deferred Sales Charge (Load)  .........................  None
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends ...  None
     Redemption Fee ................................................  None
     Exchange Fee ..................................................  None

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets):

     Management Fees ...............................................  0.10%
     Distribution (12b-1) Fees .....................................  None
     Shareholder Servicing Fees ....................................  0.05%*
     Other Expenses ................................................  0.05%
                                                                      ----
     Total Annual Fund Operating Expenses ..........................  0.20%
                                                                      ====
     Expenses Reimbursed to Fund ...................................  0.05%*
     Net Annual Fund Operating Expenses
        (expenses actually incurred by the Fund)  ..................  0.15%

----------
* Under the Shareholder Servicing Plan, the Financial Shares may incur expenses of up to 0.05% of the average daily net assets attributable to such shares. For the current fiscal year ending November 30, 2002, the Adviser has contractually agreed to waive up to 100% of the shareholder servicing fees in order to limit the total annual expenses of the Financial Shares to 0.15%.

EXAMPLE

This example is to help you compare the cost of investing in Financial Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

          o you invest $10,000 in the Portfolio for the time periods indicated and that you redeem all of your shares at the end of those periods;

          o  your investment has a 5% return each year; and

          o  the Portfolio's operating expenses remain the same.

Although your actual costs may be      1 Year*  3 Years*    5 Years*   10 Years*
higher or lower, under these           ------   -------     -------    --------
assumptions, your costs would be: ...    $15      $59         $108       $250

----------
* This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and 10 years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses. If the Adviser continues to limit the Portfolio's total expenses for three, five or 10 years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. The Adviser is currently under no obligation to limit total expenses for any period beyond the current fiscal year.

--------------------------------------------------------------------------------
     INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE  __________________________________________________________

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

PRINCIPAL INVESTMENT STRATEGIES  _______________________________________________

The Portfolio seeks to achieve its investment objective by investing ONLY in:

         U.S. TREASURY OBLIGATIONS maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.

         REPURCHASE AGREEMENTS fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security.

         The Portfolio enters into repurchase agreements ONLY WITH PRIMARY DEALERS designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a DE MINIMIS amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

As a fundamental policy, the Portfolio WILL NOT invest in structured notes or instruments commonly known as derivatives; variable, adjustable or floating rate instruments of any kind; reverse repurchase agreements; securities issued by agencies or instrumentalities of the U.S. Government; or zero coupon bonds.

ADDITIONAL INVESTMENT STRATEGIES  ______________________________________________

The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio may also invest in other investment companies and may invest up to 10% of its net assets in illiquid securities. For temporary or emergency purposes, the Portfolio may borrow up to 331/3% of its total assets. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS  _________________________________________________

Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash. When taking such temporary positions, the Portfolio may not achieve its investment objective.

RELATED RISKS  _________________________________________________________________

All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so.

If the seller of a repurchase agreement in which the Portfolio invests defaults on its obligation or declares bankruptcy, the Portfolio may experience delays in selling the securities underlying the repurchase agreement. As a result, the Portfolio may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

--------------------------------------------------------------------------------
                           MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF TRUSTEES  _____________________________________________________________

The business of The Milestone Funds (the "Trust") and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Portfolio--Trustees and Officers."

THE ADVISER  ___________________________________________________________________

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.

Janet Tiebout Hanson is President/CEO and Chief Investment Officer of the Adviser, in which she holds the controlling interest. With over twenty years of institutional money market experience, Ms. Hanson directs all of the Adviser's major business activities. Since inception in 1994, she has chaired the Adviser's Investment Policy and Strategy Committee, including direct oversight of Milestone Capital's Portfolio Management and Research Team. Prior to founding the Adviser, Ms. Hanson was Vice President of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York.

For its services, the Adviser may receive a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

--------------------------------------------------------------------------------
                         HOW TO INVEST IN THE PORTFOLIO
--------------------------------------------------------------------------------

PURCHASING SHARES  _____________________________________________________________

You may purchase shares of the Portfolio by wire only. Shares are sold at the net asset value next determined (at 5:00 p.m. Eastern Time) after receipt of a purchase order by the Transfer Agent in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time). The Trust may also process purchase and sale orders and calculate its net asset value on days that the Portfolio's primary trading markets are open and the Portfolio's management determines to do so. The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent at (800) 363-7660. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 5:00 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 5:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds. FOR INFORMATION ON ADDITIONAL PURCHASE ALTERNATIVES, INCLUDING ONLINE TRANSACTING, PLEASE CONTACT MILESTONE CAPITAL MANAGEMENT AT (800) 941-MILE (6453) OR www.milecap.com.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A. Telephone the Transfer Agent at (800) 363-7660 and provide the following information:

     Your name
     Address
     Telephone number
     Taxpayer ID number
     The amount being wired
     The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B.   Instruct your bank to wire the specified amount to the Trust as follows:

     The Bank of New York, ABA # 021000018
     A/C # 8900276541
     FBO Milestone Funds Treasury Obligations Portfolio Operating Account
     Ref: Shareholder Name and Account Number

You may open an account when placing an initial order by telephone, provided you thereafter submit an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

SHARE CERTIFICATES  ____________________________________________________________

The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS  ____________________________________________________________

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED  ___________________________________________________

The minimum initial investment in Financial Shares of the Portfolio is $20,000,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

In addition to Financial Shares, the Portfolio also offers Institutional Shares, Investor Shares, Service Shares and Premium Shares by separate prospectus which are subject to different expenses that affect their performance. For further information about these other classes of shares, please call (800) 941-MILE
(6453).

--------------------------------------------------------------------------------
                      HOW TO REDEEM SHARES OF THE PORTFOLIO
--------------------------------------------------------------------------------

REDEEMING SHARES  ______________________________________________________________

You may redeem your shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time).

BY TELEPHONE  __________________________________________________________________

You may redeem your shares by telephoning the Transfer Agent at (800) 363-7660. You must provide the Transfer Agent with your account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS / ADDITIONAL ALTERNATIVES  ____________________________________

Redemption requests may be made by writing to The Milestone Funds, c/o Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.

FOR ADDITIONAL  REDEMPTION  ALTERNATIVES,  INCLUDING ONLINE TRANSACTING,  PLEASE
CONTACT   MILESTONE   CAPITAL   MANAGEMENT   AT   (800)   941-MILE   (6453)   OR
www.milecap.com.

FIRM INDICATION OF
REDEMPTION REQUEST AND      COMPLETED        REDEMPTION
APPROXIMATE SIZE OF         REDEMPTION       PROCEEDS
REDEMPTION RECEIVED         ORDER RECEIVED   ORDINARILY     DIVIDENDS
--------------------------------------------------------------------------------
By 2:30 p.m.                By 5:00 p.m.     Wired same     Not earned on the
Eastern Time                Eastern Time     Business Day   day request received

After 2:30 p.m.             After 5:00 p.m.  Wired next     Earned on day
Eastern Time                Eastern Time     Business Day   request received


Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $2,000,000 unless an investment is made to restore the minimum value.

--------------------------------------------------------------------------------
                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
--------------------------------------------------------------------------------

DIVIDENDS  _____________________________________________________________________

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS  ___________________________________________________

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Portfolio will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

DISTRIBUTIONS  _________________________________________________________________

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions  attributable  to  capital  gains  and  interest  on  U.S.  Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE  ______________________________________________

The net asset value per share of the Portfolio is determined at 5:00 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

SHAREHOLDER SERVICES  __________________________________________________________

The Trust has adopted a shareholder service plan under which it pays the Adviser up to 0.05% of the average daily net assets of the Financial Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Financial Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. In addition to Financial Shares, the Portfolio also offers Institutional Shares, Investor Shares, Premium Shares and Service Shares by separate prospectus which are subject to different expenses that affect their performance. For further information about these other classes of shares, please call (800) 941-MILE (6453).

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE PORTFOLIO'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio's financial performance since the inception of the Share Class on March 13, 1997. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Portfolio's Annual Report, which is available upon request.

                                                                                                                  FOR THE PERIOD
                                   FOR THE YEAR         FOR THE YEAR       FOR THE YEAR        FOR THE YEAR       MARCH 13, 1997*
                                      ENDED                ENDED              ENDED               ENDED              THROUGH
                                 NOVEMBER 30, 2001   NOVEMBER 30, 2000   NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1997
                                 -----------------   -----------------   -----------------   -----------------   -----------------
Beginning net
     asset value per share .......   $   1.00            $     1.00          $   1.00            $   1.00            $  1.00
                                     --------            ----------          --------            --------            -------
Net investment income ............      0.042                 0.060             0.049               0.054              0.038

Dividends from
     net investment income .......     (0.042)               (0.060)           (0.049)             (0.054)            (0.038)
                                     --------            ----------          --------            --------            -------
Ending net asset
     value per share .............   $   1.00            $     1.00          $   1.00            $   1.00            $  1.00
                                     ========            ==========          ========            ========            =======
Total return .....................       4.30%                 6.16%             4.97%               5.50%              5.52%(a)
Ratios/Supplemental data
Net assets at the end
     of period (000's omitted) ...   $640,140            $1,243,296          $599,948            $314,556            $90,465
Ratios to average net assets:
Expenses(b) ......................       0.15%                 0.15%             0.14%               0.15%              0.14%(a)
Net Investment income(b) .........       4.35%                 6.00%             4.90%               5.28%              5.45%(a)

----------
(a)  Annualized
(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.03%, 0.03%, 0.00%, 0.00% and 0.01% for each of the respective periods presented.
* Inception of the Share Class.

                                   -----------
-----------------------------------    THE    ----------------------------------
                                    MILESTONE
                                      FUNDS
                                   -----------

          Adviser / Administrator              Sub-Administrator / Custodian
 ----------------------------------------   -----------------------------------
    Milestone Capital Management, L.P.             The Bank of New York
          One Executive Boulevard                     15 Broad Street
             Yonkers, NY 10701                      New York, NY 10005



               Legal Counsel                       Independent Auditors

    Kramer Levin Naftalis & Frankel LLP            Deloitte & Touche LLP
             919 Third Avenue                   Two World Financial Center
            New York, NY 10022                    New York, NY 10281-1434


                          Underwriter / Transfer Agent
      ---------------------------------------------------------------------
             Unified Management Corp. / Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                        Indianapolis, Indiana 46204-1806


STATEMENT OF ADDITIONAL INFORMATION. The Statement of Additional Information provides a more complete discussion about the Portfolio and is incorporated by reference into this Prospectus, which means that it considered a part of this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS. The annual and semi-annual reports to shareholders contain additional information about the Portfolio's investments. The annual report discusses the market conditions and investment strategies that significantly affected the Portfolio's performance during its fiscal year.

TO REVIEW OR OBTAIN THIS INFORMATION: The Statement of Additional Information, the Fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's website (HTTP://WWW.SEC.GOV). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to PUBLICINFO@SEC.GOV or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the Fund, including the Fund's Statement of Additional Information, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

INVESTMENT  COMPANY ACT FILE NO. 811-8620

                               THE MILESTONE FUNDS
                                  800-941-MILE
                                 www.milecap.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   THE MILESTONE FUNDS
   Treasury Obligations Portfolio
--------------------------------------------------------------------------------



                                   ----------
                                       THE
                                    MILESTONE
                                      FUNDS
                                   ----------



                         ------------------------------
                                 SERVICE SHARES

                                   PROSPECTUS

                                  APRIL 1, 2002
                         ------------------------------




                               INVESTMENT ADVISER
                       MILESTONE CAPITAL MANAGEMENT, L.P.













THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                   -----------
-----------------------------------    THE    ----------------------------------
                                    MILESTONE
                                      FUNDS
                                   -----------
                         TREASURY OBLIGATIONS PORTFOLIO
                                 SERVICE SHARES
                One Executive Boulevard, Yonkers, New York 10701
                                 (800) 941-MILE
                                 www.milecap.com



=============================== TABLE OF CONTENTS ==============================




                                                                            PAGE

Risk/Return Summary .........................................................  2
Investment Objective, Principal
   Investment Strategies and Related Risks ..................................  4
Management of the Portfolio .................................................  5
How to Invest in the Portfolio ..............................................  6
How to Redeem Shares of the Portfolio .......................................  8
Dividends, Distributions and Tax Matters ....................................  9
Other Information ........................................................... 10
Financial Highlights ........................................................ 11

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE  __________________________________________________________

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES

As a fundamental policy, the Portfolio invests ONLY in the following money market instruments:

          o  short-term obligations of the U.S. Treasury; and

          o repurchase agreements fully collateralized by obligations of the U.S. Treasury.

The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

PRINCIPAL RISKS ________________________________________________________________

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. Government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund.

BAR CHART AND PERFORMANCE TABLE  _______________________________________________

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance from December 31, 1997 through December 31, 2001. Past performance is not an indication of future performance.

                                 ANNUAL RETURNS

        [The table below represents a bar chart in the printed report.]

                     5.12%      4.69%      5.94%      3.60%
                   --------   --------   --------   --------
                   12/31/98   12/31/99   12/31/00   12/31/01

                                 SERVICE SHARES

The best performance for a quarter was 1.55% (for the quarter ended December 31, 2000). The worst performance was 0.48% (for the quarter ended December 31,
2001).

--------------------------------------------------------------------------------
       AVERAGE ANNUAL RETURNS                                 SINCE INCEPTION
           AS OF 12/31/01                  ONE YEAR         OF THE SHARE CLASS
--------------------------------------------------------------------------------
  Treasury Obligations Portfolio             3.60%                 5.04%
--------------------------------------------------------------------------------

The returns listed above are quoted net of all fees. The inception date of the Service Share Class was 5/2/97. The inception date of the Fund was 12/30/94.

The Service Shares' seven-day current yield on 12/31/01 was 1.57%. For the Service Shares' current yield, please call us at 800-941-MILE (6453).

FEES AND EXPENSES OF THE FUND  _________________________________________________

This table describes the fees and expenses you may pay if you buy and hold Service Shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment):

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price) .........................  None
     Maximum Deferred Sales Charge (Load) ...........................  None
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends ....  None
     Redemption Fee .................................................  None
     Exchange Fee ...................................................  None
     Maximum Account Fee ............................................  None

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets):

     Management Fees ............................................... 0.10%
     Distribution (12b-1) Fees ..................................... 0.25%*
     Shareholder Servicing Fees .................................... 0.25%
     Other Expenses ................................................ 0.05%
                                                                     ----

     Total Annual Fund Operating Expenses .......................... 0.65%
                                                                     ====

     Expenses Reimbursed to Fund ................................... 0.20%*
     Net Annual Fund Operating Expenses
       (expenses actually incurred by the Portfolio) ............... 0.45%*

----------
* Under the Portfolio's Rule 12b-1 Plan, the Service Shares may incur distribution expenses of up to 0.25% of the average daily net assets of the Service Shares. For the current fiscal year, the Adviser has contractually agreed to waive up to 100% of the 12b-1 fees in order to limit the total annual expenses of the Service Shares to 0.45%.

EXAMPLE

This example is to help you compare the cost of investing in Service Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

o you invest $10,000 in the Portfolio for the time periods indicated and that you redeem all of your Shares at the end of those periods;

o  your investment has a 5% return each year; and

o  the Portfolio's operating expenses remain the same.

Although your actual costs may be   1 Year*    3 Years*   5 Years*     10 Years*
higher or lower, under these        ------     -------    -------      --------
assumptions, your costs would be:...  $46       $188        $342         $791

----------
* This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and 10 years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses. If the Adviser continues to limit the Portfolio's total expenses for three, five or 10 years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. The Adviser is currently under no obligation to limit total expenses for any period beyond the current fiscal year.

--------------------------------------------------------------------------------
     INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE  __________________________________________________________

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

PRINCIPAL INVESTMENT STRATEGIES  _______________________________________________

The Portfolio seeks to achieve its investment objective by investing ONLY in:

         U.S. TREASURY OBLIGATIONS maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.

         REPURCHASE AGREEMENTS fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements ONLY WITH PRIMARY DEALERS designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a DE MINIMIS amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

As a fundamental policy, the Portfolio WILL NOT invest in structured notes or instruments commonly known as derivatives; variable, adjustable or floating rate instruments of any kind; reverse repurchase agreements; securities issued by agencies or instrumentalities of the U.S. Government; or zero coupon bonds.

ADDITIONAL INVESTMENT STRATEGIES  ______________________________________________

The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio may also invest in other investment companies and may invest up to 10% of its net assets in illiquid securities. For temporary or emergency purposes, the Portfolio may borrow up to 33 1/3% of its total assets. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash. When taking such temporary positions, the Portfolio may not achieve its investment objective.

RELATED RISKS  _________________________________________________________________

All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund.

If the seller of a repurchase agreement in which the Portfolio invests defaults on its obligation or declares bankruptcy, the Portfolio may experience delays in selling the securities underlying the repurchase agreement. As a result, the Portfolio may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

--------------------------------------------------------------------------------
                          MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF TRUSTEES  _____________________________________________________________

The business of the Trust and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Portfolio--Trustees and Officers."

THE ADVISER  ___________________________________________________________________

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.

Janet Tiebout Hanson is President/CEO and Chief Investment Officer of the Adviser, in which she holds the controlling interest. With over twenty years of institutional money market experience, Ms. Hanson directs all of the Adviser's major business activities. Since inception in 1994, she has chaired the Adviser's Investment Policy and Strategy Committee, including direct oversight of Milestone Capital's Portfolio Management and Research Team. Prior to founding the Adviser, Ms. Hanson was Vice President of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York.

For its services, the Adviser may receive a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

--------------------------------------------------------------------------------
                         HOW TO INVEST IN THE PORTFOLIO
--------------------------------------------------------------------------------

You may purchase shares of the Portfolio by wire only. Shares are sold at the net asset value next determined (at 5:00 p.m. Eastern Time) after receipt of a purchase order by the Transfer Agent in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time). The Trust may also process purchase and sale orders and calculate its net asset value on days that the Portfolio's primary trading markets are open and the Portfolio's management determines to do so. The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent at (800) 363-7660. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 5:00 p.m. (Eastern Time), and the

Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 5:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds. FOR INFORMATION ON ADDITIONAL PURCHASE ALTERNATIVES, INCLUDING ONLINE TRANSACTING, PLEASE CONTACT MILESTONE CAPITAL MANAGEMENT AT (800) 941-MILE
(6453) OR WWW.MILECAP.COM.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A. Telephone the Transfer Agent at (800) 363-7660 and provide the following information:

     Your name
     Address
     Telephone number
     Taxpayer ID number
     The amount being wired
     The identity of the bank wiring funds.

     You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B.   Instruct your bank to wire the specified amount to the Trust as follows:

     The Bank of New York, ABA # 021000018
     A/C # 8900276541
     FBO Milestone Funds Treasury Obligations Portfolio Operating Account
     Ref: Shareholder Name and Account Number

You may open an account when placing an initial order by telephone, provided you thereafter submit an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

SHARE CERTIFICATES  ____________________________________________________________

The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS  ____________________________________________________________

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED  ___________________________________________________

The minimum initial investment in Service Shares of the Portfolio is $500,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

--------------------------------------------------------------------------------
                     HOW TO REDEEM SHARES OF THE PORTFOLIO
--------------------------------------------------------------------------------

REDEEMING SHARES  ______________________________________________________________

You may redeem your shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time).

BY TELEPHONE  __________________________________________________________________

You may redeem your shares by telephoning the Transfer Agent at (800) 363-7660. You must provide the Transfer Agent with your account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS / ADDITIONAL ALTERNATIVES  ____________________________________

Redemption requests may be made by writing to The Milestone Funds, c/o Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.

FOR ADDITIONAL  REDEMPTION  ALTERNATIVES,  INCLUDING ONLINE TRANSACTING,  PLEASE
CONTACT   MILESTONE   CAPITAL   MANAGEMENT   AT   (800)   941-MILE   (6453)   OR
www.milecap.com.

FIRM INDICATION OF
REDEMPTION REQUEST AND    COMPLETED         REDEMPTION
APPROXIMATE SIZE OF       REDEMPTION        PROCEEDS
REDEMPTION RECEIVED       ORDER RECEIVED    ORDINARILY      DIVIDENDS
--------------------------------------------------------------------------------
By 2:30 p.m.              By 5:00 p.m.      Wired same      Not earned on the
Eastern Time              Eastern Time      Business Day    day request received

After 2:30 p.m.           After             Wired next      Earned on day
Eastern Time              5:00 p.m.         Business Day    request received
                          Eastern Time

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $10,000 unless an investment is made to restore the minimum value.

--------------------------------------------------------------------------------
                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
--------------------------------------------------------------------------------

DIVIDENDS  _____________________________________________________________________

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS  ___________________________________________________

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Portfolio will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

DISTRIBUTIONS  _________________________________________________________________

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions  attributable  to  capital  gains  and  interest  on  U.S.  Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE  ______________________________________________

The net asset value per share of the Portfolio is determined at 5:00 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

DISTRIBUTION PLAN  _____________________________________________________________

The Trust has adopted a Distribution Plan for the Service Shares of the Portfolio, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Service Shares are authorized to pay the Adviser a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Service Shares and/or shareholder support services. The Service Shares may pay the Adviser a 12b-1 fee at the annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. The Service Shares currently pay the Adviser a monthly 12b-1 fee at an annual rate of 0.04% of its average net assets throughout the month. The Service Shares' 12b-1 fee rate may be increased only when the Trustees believe that is in the best interests of Service Shares shareholders to do.

SHAREHOLDER SERVICES  __________________________________________________________

The Trust has adopted a shareholder service plan under which it pays the Adviser up to 0.25% of the average daily net assets of the Service Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Service Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. In addition to Service Shares, the Portfolio also offers Institutional Shares, Investor Shares, Financial Shares and Premium Shares by separate prospectus which are subject to different expenses that affect their performance. For further information about these other classes of shares, please call (800) 941-MILE (6453).

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE PORTFOLIO'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Portfolio's financial performance since the inception of the Share Class on May 2, 1997. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Portfolio's Annual Report, which is available upon request.

                                                                                                     FOR THE PERIOD
                                   FOR THE YEAR     FOR THE YEAR     FOR THE YEAR    FOR THE YEAR     MAY 2, 1997*
                                      ENDED            ENDED            ENDED            ENDED           THROUGH
                                   NOVEMBER 30,     NOVEMBER 30,     NOVEMBER 30,     NOVEMBER 30,     NOVEMBER 30,
                                       2001             2000             1999             1998             1997
                                     -------          -------           -------         --------         --------
Beginning net asset
  value per share ..............     $  1.00          $  1.00           $  1.00         $   1.00         $   1.00
                                     -------          -------           -------         --------         --------
Net investment Income ..........       0.039            0.057             0.046            0.051            0.030
Dividends from net
  investment income ............      (0.039)          (0.057)           (0.046)          (0.051)          (0.030)
                                     -------          -------           -------         --------         --------
Ending net asset
  value per share ..............     $  1.00          $  1.00           $  1.00         $   1.00         $   1.00
                                     =======          =======           =======         ========         ========
Total return ...................        3.99%            5.84%             4.65%            5.19%            5.21%(a)
Ratios/Supplemental Data
Net assets at the end of
  period (000's omitted) .......     $28,840          $29,723           $39,917         $109,993         $242,068
Ratios to average net assets:
Expenses .......................        0.45%(b)         0.45%             0.45%            0.45%            0.45%(a)
Net investment income ..........        3.92%            5.71%             4.50%            5.07%            5.15%(a)

(a)  Annualized.
(b)  Net of distribution fees waived of 0.01%.
* Inception of the Share Class.

                                   -----------
-----------------------------------    THE    ----------------------------------
                                    MILESTONE
                                      FUNDS
                                   -----------

          ADVISER / ADMINISTRATOR              SUB-ADMINISTRATOR / CUSTODIAN
 ----------------------------------------   -----------------------------------
    MILESTONE CAPITAL MANAGEMENT, L.P.              The Bank of New York
          One Executive Boulevard                     15 Broad Street
             Yonkers, NY 10701                       New York, NY 10005


               LEGAL COUNSEL                        INDEPENDENT AUDITORS
 ----------------------------------------   -----------------------------------
    Kramer Levin Naftalis & Frankel LLP            Deloitte & Touche LLP
             919 Third Avenue                    Two World Financial Center
            New York, NY 10022                    New York, NY 10281-1434



                          UNDERWRITER / TRANSFER AGENT
      ---------------------------------------------------------------------
             Unified Management Corp. / Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                        Indianapolis, Indiana 46204-1806


STATEMENT OF ADDITIONAL INFORMATION. The Statement of Additional Information provides a more complete discussion about the Portfolio and is incorporated by reference into this prospectus, which means that it considered a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS. The annual and semi-annual reports to shareholders contain additional information about the Portfolio's investments. The annual report discusses the market conditions and investment strategies that significantly affected the Portfolio's performance during its fiscal year.

TO REVIEW OR OBTAIN THIS INFORMATION: The Statement of Additional Information, the Fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's website (HTTP://WWW.SEC.GOV). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to PUBLICINFO@SEC.GOV or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the Fund, including the Fund's Statement of Additional Information, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT FILE NO. 811-8620


                               THE MILESTONE FUNDS
                                  800-941-MILE
                                 www.milecap.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE MILESTONE FUNDS
Treasury Obligations Portfolio
--------------------------------------------------------------------------------


                                   ----------
                                       THE
                                    MILESTONE
                                      FUNDS
                                   ----------



                         ------------------------------
                                 PREMIUM SHARES

                                   PROSPECTUS

                                 APRIL 1, 2002
                         ------------------------------




                               INVESTMENT ADVISER
                       MILESTONE CAPITAL MANAGEMENT, L.P.













THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                   -----------
-----------------------------------    THE    ----------------------------------
                                    MILESTONE
                                      FUNDS
                                   -----------
                         TREASURY OBLIGATIONS PORTFOLIO
                                 PREMIUM SHARES
                One Executive Boulevard, Yonkers, New York 10701
                                 (800) 941-MILE
                                 www.milecap.com


============================== TABLE OF CONTENTS ===============================

                                                                            PAGE
Risk/Return Summary .........................................................  2
Investment Objective, Principal
   Investment Strategies and Related Risks ..................................  4
Management of the Portfolio .................................................  5
How to Invest in the Portfolio ..............................................  6
How to Redeem Shares of the Portfolio .......................................  8
Dividends, Distributions and Tax Matters ....................................  9
Other Information ........................................................... 10
Financial Highlights ........................................................ 11
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                              RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE  __________________________________________________________

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES

As a fundamental policy, the Portfolio invests ONLY in the following money market instruments:

          o  short-term obligations of the U.S. Treasury; and

          o repurchase agreements fully collateralized by obligations of the U.S. Treasury.

The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

PRINCIPAL RISKS  _______________________________________________________________

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. Government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund.

BAR CHART AND PERFORMANCE TABLE

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance from December 31, 1997 through December 31, 2001. Past performance is not an indication of future performance.

                                 ANNUAL RETURNS

        [The table below represents a bar chart in the printed report.]

                      4.96%      4.53%      5.78%      3.45%
                    --------   --------   --------   --------
                    12/31/98   12/31/99   12/31/00   12/31/01

                                 PREMIUM SHARES

The best performance for a quarter was 1.51% (for the quarter ended December 31, 2000). The worst performance was 0.45% (for the quarter ended December 31,
2001).

--------------------------------------------------------------------------------
 AVERAGE ANNUAL RETURNS AS OF                                 SINCE INCEPTION
    12/31/01                             ONE YEAR            OF THE SHARE CLASS
--------------------------------------------------------------------------------
Treasury Obligations Portfolio            3.45%                    4.88%
--------------------------------------------------------------------------------

The returns listed above are quoted net of all fees. The inception date of the Premium Share Class was 5/20/97. The inception date of the Fund was 12/30/94.

The Premium Shares' seven-day current yield on 12/31/01 was 1.42%. For the Premium Shares' current yield, please call us at 800-941-MILE (6453).

FEES AND EXPENSES OF THE FUND  _________________________________________________

This table describes the fees and expenses you may pay if you buy and hold Premium Shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment):

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price) .........................  None
     Maximum Deferred Sales Charge (Load) ...........................  None
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends ....  None
     Redemption Fee .................................................  None
     Exchange Fee ...................................................  None
     Maximum Account Fee ............................................  None

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets):

     Management Fees ..............................................  0.10%
     Distribution (12b-1) Fees ....................................  0.35%*
     Shareholder Servicing Fees ...................................  0.25%
     Other Expenses ...............................................  0.05%
                                                                     ----

     Total Annual Fund Operating Expenses .........................  0.75%*
                                                                     ====

     Expenses Reimbursed to Fund ..................................  0.15%*
     Net Annual Fund Operating Expenses
       (expenses actually incurred by the Fund) ...................  0.60%

----------
* Under the Rule 12b-1 Plan, the Premium Shares may incur distribution expenses of up to 0.35% of the average daily net assets attributable to such shares. For the current fiscal year ending November 30, 2002, the Adviser has contractually agreed to waive up to 100% of the 12b-1 fees in order to limit the total annual expenses of the Premium Shares to 0.60%.

EXAMPLE

This example is to help you compare the cost of investing in Premium Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

o you invest $10,000 in the Portfolio for the time periods indicated and that you redeem all of your Shares at the end of those periods;

o  your investment has a 5% return each year; and

o  the Portfolio's operating expenses remain the same.

Although your actual costs may      1 Year*    3 Years*   5 Years*     10 Years*
be higher or lower, under these     ------     -------    -------      --------
assumptions, your costs would be:...  $61        $225        $402         $916

----------
* This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and 10 years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses. If the Adviser continues to limit the Portfolio's total expenses for three, five or 10 years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. The Adviser is currently under no obligation to limit total expenses for any period beyond the current fiscal year.

--------------------------------------------------------------------------------
    INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE  __________________________________________________________

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

PRINCIPAL INVESTMENT STRATEGIES  _______________________________________________

The Portfolio seeks to achieve its investment objective by investing ONLY in:

         U.S. TREASURY OBLIGATIONS maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.

         REPURCHASE AGREEMENTS fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements ONLY WITH PRIMARY DEALERS designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a DE MINIMIS amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

As a fundamental policy, the Portfolio WILL NOT invest in structured notes or instruments commonly known as derivatives; variable, adjustable or floating rate instruments of any kind; reverse repurchase agreements; securities issued by agencies or instrumentalities of the U.S. Government; or zero coupon bonds.

ADDITIONAL INVESTMENT STRATEGIES  ______________________________________________

The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio may also invest in other investment companies and may invest up to 10% of its net assets in illiquid securities. For temporary or emergency purposes, the Portfolio may borrow up to 33 1/3% of its total assets. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash. When taking such temporary positions, the Portfolio may not achieve its investment objective.

RELATED RISKS  _________________________________________________________________

All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund.

If the seller of a repurchase agreement in which the Portfolio invests defaults on its obligation or declares bankruptcy, the Portfolio may experience delays in selling the securities underlying the repurchase agreement. As a result, the Portfolio may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

--------------------------------------------------------------------------------
                          MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF TRUSTEES  _____________________________________________________________

The business of the Trust and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the

Portfolio--Trustees and Officers."

THE ADVISER  ___________________________________________________________________

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.

Janet Tiebout Hanson is President/CEO and Chief Investment Officer of the Adviser, in which she holds the controlling interest. With over twenty years of institutional money market experience, Ms. Hanson directs all of the Adviser's major business activities. Since inception in 1994, she has chaired the Adviser's Investment Policy and Strategy Committee, including direct oversight of Milestone Capital's Portfolio Management and Research Team. Prior to founding the Adviser, Ms. Hanson was Vice President of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York.

For its services, the Adviser may receive a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

--------------------------------------------------------------------------------
                         HOW TO INVEST IN THE PORTFOLIO
--------------------------------------------------------------------------------

You may purchase shares of the Portfolio by wire only. Shares are sold at the net asset value next determined (at 5:00 p.m. Eastern Time) after receipt of a purchase order by the Transfer Agent in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time). The Trust may also process purchase and sale orders and calculate its net asset value on days that the Portfolio's primary trading markets are open and the Portfolio's management determines to do so. The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent at (800) 363-7660. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 5:00 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 5:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds. FOR INFORMATION ON ADDITIONAL PURCHASE ALTERNATIVES, INCLUDING ONLINE TRANSACTING, PLEASE CONTACT MILESTONE CAPITAL MANAGEMENT AT (800) 941-MILE (6453) OR WWW.MILECAP.COM.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A. Telephone the Transfer Agent at (800) 363-7660 and provide the following information:

     Your name
     Address
     Telephone number
     Taxpayer ID number
     The amount being wired
     The identity of the bank wiring funds.

     You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B.   Instruct your bank to wire the specified amount to the Trust as follows:

     The Bank of New York, ABA # 021000018
     A/C # 8900276541
     FBO Milestone Funds Treasury Obligations Portfolio Operating Account
     Ref: Shareholder Name and Account Number

You may open an account when placing an initial order by telephone, provided you thereafter submit an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

SHARE CERTIFICATES  ____________________________________________________________

The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS  ____________________________________________________________

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED  ___________________________________________________

The minimum initial investment in Premium Shares of the Portfolio is $100,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

--------------------------------------------------------------------------------
                     HOW TO REDEEM SHARES OF THE PORTFOLIO
--------------------------------------------------------------------------------

REDEEMING SHARES  ______________________________________________________________

You may redeem your shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time).

BY TELEPHONE  __________________________________________________________________

You may redeem your shares by telephoning the Transfer Agent at (800) 363-7660. You must provide the Transfer Agent with your account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS / ADDITIONAL ALTERNATIVES  ____________________________________

Redemption requests may be made by writing to The Milestone Funds, c/o Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.

FOR ADDITIONAL  REDEMPTION  ALTERNATIVES,  INCLUDING ONLINE TRANSACTING,  PLEASE
CONTACT   MILESTONE   CAPITAL   MANAGEMENT   AT   (800)   941-MILE   (6453)   OR
WWW.MILECAP.COM.

FIRM INDICATION OF
REDEMPTION REQUEST AND    COMPLETED         REDEMPTION
APPROXIMATE SIZE OF       REDEMPTION        PROCEEDS
REDEMPTION RECEIVED       ORDER RECEIVED    ORDINARILY      DIVIDENDS
--------------------------------------------------------------------------------
By 2:30 p.m.              By 5:00 p.m.      Wired same      Not earned on the
Eastern Time              Eastern Time      Business Day    day request received

After 2:30 p.m.           After 5:00 p.m.   Wired next      Earned on day
Eastern Time              Eastern Time      Business Day    request received

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $10,000 unless an investment is made to restore the minimum value.

--------------------------------------------------------------------------------
                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
--------------------------------------------------------------------------------

DIVIDENDS

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS  ___________________________________________________

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Portfolio will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

DISTRIBUTIONS  _________________________________________________________________

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions  attributable  to  capital  gains  and  interest  on  U.S.  Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE  ______________________________________________

The net asset value per share of the Portfolio is determined at 5:00 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

DISTRIBUTION PLAN  _____________________________________________________________

The Trust has adopted a Distribution Plan for the Premium Shares of the Portfolio, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Premium Shares are authorized to pay the Adviser a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Service Shares and/or shareholder support services. The Premium Shares may pay the Adviser a 12b-1 fee at the annual rate of 0.35% of its average net assets, or such lesser amount as the Trustees may determine from time to time. The Premium Shares currently pay the Adviser a monthly 12b-1 fee at an annual rate of 0.19% of its average net assets throughout the month. The Premium Shares' 12b-1 fee rate may be increased only when the Trustees believe that it is in the best interests of Premium Shares shareholders to do so.

SHAREHOLDER SERVICES  __________________________________________________________

The Trust has adopted a shareholder service plan under which it pays the Adviser up to 0.25% of the average daily net assets of the Premium Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Premium Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. In addition to Premium Shares, the Portfolio also offers Institutional Shares, Investor Shares, Financial Shares and Service Shares by separate prospectus which are subject to different expenses that affect their performance. For further information about these other classes of shares, please call (800) 941-MILE (6453).

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE PORTFOLIO'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Portfolio's financial performance since the inception of the Share Class on May 20, 1997. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Portfolio's Annual Report, which is available upon request.

                                                                                              FOR THE PERIOD
                             FOR THE YEAR       FOR THE YEAR    FOR THE YEAR    FOR THE YEAR   MAY 20, 1997*
                                ENDED               ENDED           ENDED           ENDED         THROUGH
                             NOVEMBER 30,       NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,
                                 2001               2000            1999            1998            1997
                               --------            -------         -------         -------         -------
Beginning net asset
  value per share ..........   $   1.00            $  1.00         $  1.00         $  1.00         $  1.00
                               --------            -------         -------         -------         -------
Net investment Income ......      0.038              0.056           0.044           0.049           0.027
Dividends from net
  investment income ........     (0.038)            (0.056)         (0.044)         (0.049)         (0.027)
                               --------            -------         -------         -------         -------
Ending net asset value
  per share ................   $   1.00            $  1.00         $  1.00         $  1.00         $  1.00
                               ========            =======         =======         =======         =======
Total return ...............       3.84%              5.68%           4.49%           5.03%           5.06%(a)
Ratios/Supplemental Data
Net assets at the end of
  period (000's omitted) ...   $110,213            $68,812         $68,799         $85,937         $84,239
Expenses ...................       0.60%(b)           0.60%           0.60%           0.60%           0.60%(a)
Net investment income ......       3.28%              5.56%           4.40%           4.92%           5.01%(a)

(a)  Annualized
(b)  Net of distribution fees waived of 0.01%.
* Inception of the Share Class

                                   -----------
-----------------------------------    THE    ----------------------------------
                                    MILESTONE
                                      FUNDS
                                   -----------


          ADVISER / ADMINISTRATOR              SUB-ADMINISTRATOR / CUSTODIAN
 ----------------------------------------   -----------------------------------
    MILESTONE CAPITAL MANAGEMENT, L.P.              The Bank of New York
          One Executive Boulevard                     15 Broad Street
             Yonkers, NY 10701                       New York, NY 10005


               LEGAL COUNSEL                        INDEPENDENT AUDITORS
 ----------------------------------------   -----------------------------------
    Kramer Levin Naftalis & Frankel LLP            Deloitte & Touche LLP
             919 Third Avenue                    Two World Financial Center
            New York, NY 10022                    New York, NY 10281-1434



                          UNDERWRITER / TRANSFER AGENT
         ---------------------------------------------------------------
             Unified Management Corp. / Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                        Indianapolis, Indiana 46204-1806


STATEMENT OF ADDITIONAL INFORMATION. The Statement of Additional Information provides a more complete discussion about the Portfolio and is incorporated by reference into this Prospectus, which means that it considered a part of this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS. The annual and semi-annual reports to shareholders contain additional information about the Portfolio's investments. The annual report discusses the market conditions and investment strategies that significantly affected the Portfolio's performance during its fiscal year.

TO REVIEW OR OBTAIN THIS INFORMATION: The Statement of Additional Information, the Fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's website (HTTP://WWW.SEC.GOV). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to PUBLICINFO@SEC.GOV or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the Fund, including the Fund's Statement of Additional Information, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT FILE NO. 811-8620


                               THE MILESTONE FUNDS
                                  800-941-MILE
                                 www.milecap.com
--------------------------------------------------------------------------------

                                   -----------
-----------------------------------    THE    ----------------------------------
                                    MILESTONE
                                      FUNDS
                                   -----------


                         TREASURY OBLIGATIONS PORTFOLIO


         ---------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                  APRIL 1, 2002


                 INCLUDING A DETAILED DESCRIPTION OF THE FUND'S
                 FUNDAMENTAL INVESTMENT POLICIES AND LIMITATIONS

         ---------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENTS THE PROSPECTUSES OFFERING SHARES OF THE FINANCIAL CLASS, INSTITUTIONAL CLASS, INVESTOR CLASS, SERVICE CLASS, AND PREMIUM CLASS OF THE MILESTONE FUNDS TREASURY OBLIGATIONS PORTFOLIO (THE "PORTFOLIO"),. THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ ONLY IN CONJUNCTION WITH THE APPLICABLE PROSPECTUS, WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING THE MILESTONE FUNDS, ONE EXECUTIVE BOULEVARD, YONKERS, NEW YORK 10701, (800) 941-MILE (6453).


TABLE OF CONTENTS
                                                                        PAGE
     The Portfolio
     Investment Objective and Strategies ...............................  2
     Investment Policies, Practices, and Limitations ...................  3
     Management of the Portfolio .......................................  5
     Determination of Net Asset Value .................................. 12
     Portfolio Transactions ............................................ 12
     Advertising ....................................................... 13
     Taxation .......................................................... 14
     Other Information ................................................. 17


     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


                               THE MILESTONE FUNDS
                             ONE EXECUTIVE BOULEVARD
                            Yonkers, New York 10701
                                 (800) 941-MILE
                                 www.milecap.com

--------------------------------------------------------------------------------

                                  THE PORTFOLIO


The Milestone Funds Treasury Obligations Portfolio is a diversified, no-load money market portfolio of The Milestone Funds (the "Trust"), an open-end diversified investment management company, organized as a Delaware business trust on July 14, 1994.

                       INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

INVESTMENT STRATEGIES

The Portfolio invests ONLY in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

The  following   permissible   investments  and  investment   restrictions   are
FUNDAMENTAL INVESTMENT POLICIES of the Portfolio that may not be changed without shareholder approval:

PERMISSIBLE INVESTMENTS. The Portfolio seeks to achieve its investment objective by investing ONLY in:

     U.S. TREASURY OBLIGATIONS maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.

     REPURCHASE AGREEMENTS fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements ONLY WITH PRIMARY DEALERS designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a DE MINIMIS amount of cash for a short period prior to investment or payment of the proceeds of redemption.

In the future, the Portfolio may attempt to achieve its investment objectives by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Portfolio in accordance with the provisions of the Investment Company Act of 1940 or any orders, rules or regulations thereunder adopted by the SEC.

INVESTMENT RESTRICTIONS.  The Portfolio WILL NOT:

     1.   Invest  in  structured   notes  or   instruments   commonly  known  as
          derivatives;

     2. Invest in variable, adjustable or floating rate instruments of any kind;

     3.   Enter into reverse repurchase agreements;

     4. Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corp. ("Freddie Mac"), or the Small Business Administration ("SBA"); or,

     5.   Invest in zero coupon bonds.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.


                 INVESTMENT POLICIES ,PRACTICES AND LIMITATIONS

THE PORTFOLIO MAY NOT CHANGE ITS INVESTMENT OBJECTIVE OR ANY INVESTMENT POLICY DESIGNATED AS FUNDAMENTAL WITHOUT SHAREHOLDER APPROVAL. Investment policies or practices of the Portfolio that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Portfolio's additional fundamental and nonfundamental investment policies are described further below as a supplement to the disclosure in the Prospectus.

BORROWING. As a fundamental investment policy, the Portfolio may only borrow money for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, in amounts up to 33 1/3% of the Portfolio's total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. As a nonfundamental investment policy, the Portfolio may not purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding.

REPURCHASE AGREEMENTS. The Portfolio may purchase repurchase agreements fully collateralized by U.S. Treasury obligations. In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The repurchase price reflects a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the repurchase price is in effect secured by the value of the underlying security (as determined daily by the Adviser). This value must be equal to, or greater than, the repurchase price plus the transaction costs (including loss of interest) that the Portfolio could expect to incur upon liquidation of the collateral if the counterparty defaults. If a counterparty defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a counterparty's bankruptcy, the Portfolio might be delayed in, or prevented from, selling the collateral for the Portfolio's benefit.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, the Portfolio may purchase securities on a when-issued or delayed delivery basis (forward commitments). When these transactions are negotiated, the price (generally expressed in terms of yield) and the interest rate payable on the securities are fixed on the transaction date. Delivery and payment may take place a month or more after the date of the transaction. When the Portfolio makes the forward commitment, it will record the transactions as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. During the period between a commitment and settlement, no payment is made for the securities purchased and no interest on the security accrues to the purchaser. At the time the Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including price fluctuation. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Although the Portfolio will only enter into a forward commitment if it intends to actually acquire the securities, if the Portfolio later chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Portfolio agrees to purchase a security on a when-issued or delayed-delivery basis, the Trust's custodian will set aside and maintain a segregated account of sufficient liquid assets (such as cash or U.S. Treasury obligations) which will be available to make payment for the securities purchased. Failure by the other party to deliver a security purchased by the Portfolio may result in a loss or a missed opportunity to make an alternative investment. Although there is no limit on the amount of these commitments that the Portfolio may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

ILLIQUID SECURITIES. The Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Portfolio will not invest in repurchase agreements having a maturity in excess of one year. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments. The Board has ultimate responsibility for determining whether specific securities are liquid or illiquid. The Adviser monitors the liquidity of securities held by the Portfolio and reports periodically to the Board.

OTHER INVESTMENT COMPANIES. In the future, the Portfolio may attempt to achieve its investment objective by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Portfolio in accordance with the provisions of the Investment Company Act of 1940 or any orders, rules or regulations thereunder adopted by the SEC.

CASH POSITION. Although the Portfolio intends to be invested fully in U.S. Treasury obligations or repurchase agreements, it may hold a DE MINIMUS amount of cash for a short period prior to investment or payment of the proceeds of redemption. The amount of this cash should not exceed 5% of the Portfolio's assets, and in most cases will be significantly less.

INVESTMENT LIMITATIONS

Listed below are the fundamental investment limitations that cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Portfolio or (ii) 67% of the shares of the Portfolio present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Portfolio are present or represented. The Portfolio MAY NOT:

(1)  Invest in structured notes or instruments commonly known as derivatives.

(2)  Invest in variable, adjustable or floating rate instruments of any kind.

(3)  Enter into reverse repurchase agreements.

(4) Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corp. ("Freddie Mac"), or the Small Business Administration ("SBA").

(5)  Invest in zero coupon bonds.

(6) With respect to 100% of its assets, purchase a security other than a U.S. Treasury obligation if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

(7) Purchase securities if, immediately after the purchase, 25% or more of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry; except that there is no limit on investments in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.

(8) Purchase restricted securities, or underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

(9) Purchase or sell real estate or any other interest therein, or real estate limited partnerships or invest in securities issued by companies that invest in real estate or interests therein.

(10) Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

(11) Borrow money, except for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, provided that borrowings do not exceed 33 1/3% of the value of the Portfolio's total assets.

(12) Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional series or classes that the Trustees may establish.

(13) Make loans (except through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments).

(14) Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

(15) Write options or acquire instruments with put or demand features, except that the Portfolio may enter into repurchase agreements terminable upon demand.

(16) Invest in oil, gas or other mineral exploration or development programs.

The Portfolio has adopted the following nonfundamental investment limitations that may be changed by the Board with notice to (but not approval by) shareholders. The Portfolio MAY NOT:

     (a) Purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding; and if at any time the Portfolio's borrowings exceed the Portfolio's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations.

     (b) Invest in or hold securities of any issuer other than the Portfolio if those Trustees and officers of the Trust or the Portfolio's investment adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

     (c) Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Except as required by the 1940 Act, if a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made a later change in percentage resulting from a change in the market values of the Portfolio's assets, the change in status of a security or purchases and redemptions of shares will not be considered a violation of the limitation.


                           MANAGEMENT OF THE PORTFOLIO

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust and their ages, addresses, positions and principal occupations during the past five years are set forth below. There is no limit on the length of the term that each trustee serves.

------------------------------- ------------------------------------------------
                                PRINCIPAL OCCUPATION DURING
NAME (AGE), ADDRESS, POSITION   AT LEAST THE PAST FIVE YEARS
------------------------------- ------------------------------------------------
INTERESTED PERSONS
------------------------------- ------------------------------------------------
Janet Tiebout Hanson (49)       President   and  Chief   Executive   Officer  of
810 Old Post Road               Milestone Capital Management,  L.P., the Adviser
Bedford, New York 10506         to  the   Portfolio   and  President  and  Chief
                                Executive    Officer   of   Milestone    Capital
Chairman and President          Management  Corp.,  the  general  partner of the
since October 1994              Adviser.  Ms. Hanson founded the Adviser in July
                                of 1994.  Ms. Hanson was a Managing  Director of
                                the Hanson Consulting Group,  Inc., a management
                                consulting  firm,  from  September  1993  to May
                                1994.  From October 1991 to August 1993, she was
                                Vice-President of the Asset Management  Division
                                of Goldman,  Sachs & Co., an investment  banking
                                firm. Ms. Hanson was also with Goldman,  Sachs &
                                Co. from 1977 to 1987.  During that period,  she
                                became  Vice-President of Fixed Income Sales and
                                served as  co-manager  of money  market sales in
                                New York.
------------------------------- ------------------------------------------------
Dort A. Cameron III (56)        Chairman  of  the  Board  of  Milestone  Capital
Airlie Farm                     Management  Corp.  Since  1984,  he has been the
751 Old Post Road               General  Partner  of  BMA  L.P.,  which  is  the
Bedford, New York 10506         General    Partner   of    Investment    Limited
                                Partnership,  an investment  partnership.  Since
Trustee since October 1994      1988, Mr. Cameron has been a General  Partner of
                                EBD L.P.,  which is the  General  Partner of The
                                Airlie Group,  L.P., an investment  partnership.
                                He  has  been  Chairman  of  Entex   Information
                                Services,   a  computer   resale   and   service
                                corporation, since August 1993. Mr. Cameron is a
                                Trustee and Chairman of the Finance Committee of
                                Middlebury College.
------------------------------- ------------------------------------------------

------------------------------- ------------------------------------------------
Christopher J. Williams (48)    President  and Chief  Executive  Officer  of The
1185 Park Avenue                Williams  Capital Group,  L.P., one of the three
New York, NY 10128              largest minority-owned  investment banking firms
                                in  the  United   States.   Former  Senior  Vice
Trustee since January 1999      President,  Lehman  Brothers  Inc.  from 1984 to
                                1992.  Mr.  Williams is a member of the board of
                                directors of the New York City  Partnership  and
                                Chamber of Commerce,  as well as a member of The
                                Economic Club of New York. Additionally, he sits
                                on the board of directors of the WNYC radio, the
                                National  Dance   Institute  and  the  New  York
                                district of Securities Industry Association.
------------------------------- ------------------------------------------------

Jeffrey R. Hanson (44)          Chief  Operating   Officer,   Milestone  Capital
810 Old Post Road               Management,  L.P., and Managing  Director of the
Bedford, New York 10506         Hanson Consulting Group, Inc.

Secretary since October 1994
------------------------------- ------------------------------------------------
NON INTERESTED PERSONS
------------------------------- ------------------------------------------------
John D. Gilliam (71)            Chief Financial Officer, The Robert Wood Johnson
700 Park Avenue                 Foundation,   Princeton,   New  Jersey.   Former
New York, New York 10021        Limited Partner,  Goldman, Sachs & Co. from 1987
                                to 1999.  From  1991 to 1994,  Mr.  Gilliam  was
Trustee since October 1994      Deputy Comptroller,  Bureau of Asset Management,
                                in the Office of the Comptroller for the City of
                                New York.  He was a Partner at Goldman,  Sachs &
                                Co. from 1973 to 1987.
------------------------------- ------------------------------------------------

Karen S. Cook (49)              General Partner of Steinhardt  Partners,  LP, an
125 East 72nd Street            investment  partnership and Nepeta Capital, LLC,
New York, New York 10021        a fund of funds.  Trustee of Wheaton College and
                                member  of the  Investment  Committee.  She is a
Trustee since October 1994      member  of the  Advisory  Board of Fifth  Avenue
                                Alternative  Investments  (Bessemer Trust). From
                                1975 until  1987,  Ms.  Cook was with the Equity
                                Division of Goldman,  Sachs & Co., where she was
                                a Vice-President and senior block trader.
------------------------------- ------------------------------------------------

Anne Brown Farrell (51)         Partner   of   Sage   Capital   Management,   an
34 Midwood Road,                investment  partnership.  Former Vice-President,
Greenwich, Connecticut 06830    Fixed Income Division, Goldman, Sachs & Co. From
                                1973  through  November  1994,  Ms.  Farrell was
Trustee                         associated   with   Goldman   Sachs  in  various
                                capacities  including  Money  Market  Sales  and
                                Trading, and Fixed Income Administration.
------------------------------- ------------------------------------------------

Allen Lee Sessoms (55)          Lecturer and Fellow,  John F. Kennedy  School of
John F. Kennedy School of       Government at Harvard University,  2000-Present.
Government                      Former  President  of Queens  College,  The City
79 John F. Kennedy Street       University  of  New  York,   1995-2000.   Former
Cambridge, MA 02138             Executive   Vice   President,    University   of
                                Massachusetts Systems from 1993-1995.  From 1980
Trustee since June 1997         to 1993 Dr. Sessoms was associated with the U.S.
                                Department   of  State  in  various   capacities
                                including Deputy Chief of Mission, U.S. Embassy,
                                Mexico,    Minister-Counselor    for   Political
                                Affairs, U.S. Embassy,  Mexico and Counselor for
                                Scientific  and  Technological   Affairs,   U.S.
                                Embassy,   Paris,  France.  From  1974-1981  Dr.
                                Sessoms was an Assistant Professor of Physics at
                                Harvard  University.  From 1973-1975 Dr. Sessoms
                                was  a  Scientific  Associate  at  the  European
                                Organization  of  Nuclear  Research.  He  was  a
                                post-doctoral  Research  Associate at Brookhaven
                                National Laboratory from 1972-1973.
------------------------------- ------------------------------------------------

Janet Tiebout Hanson,  Dort A. Cameron III,  Christopher J. Williams and Jeffrey
R. Hanson are interested persons of the Trust as that term is defined in the 1940 Act. Janet Tiebout Hanson and Jeffrey R. Hanson are married.

The following table outlines the dollar range of equity securities beneficially owned by each Trustee for the year ended December 31, 2001:

                                        DOLLAR RANGE OF EQUITY SECURITIES
             NAME OF TRUSTEE          IN THE FUND              IN THE TRUST
   Janet Hanson                     $10,000-50,000            $10,000-50,000
   Dort A. Cameron III               Over $100,000            Over $100,000
   John Gilliam                          None                      None
   Karen Cook                            None                      None
   Anne Brown Farrell                    None                      None
   Allen Sessoms                         None                      None
   Christopher J. Williams               None                      None
   Jeffrey R. Hanson                     None                      None

None of the independent Trustees were beneficial or record owners of any classes of securities of the Portfolio as of December 31, 2001.

The Board of Trustees' Audit Committee is made up of Ms. Cook, Mr. Gilliam, Ms. Farrell, and Mr. Sessoms. The Audit Committee is responsible for: considering management's recommendations of independent accountants and evaluating such accountants' performance, cost and financial stability; reviewing the scope of audit plans prepared by the independent accountants and management; and reviewing, with the independent accountants and management, the financial statements contained in reports to shareholders.

Each year the Board determines whether to renew the Trust's agreements with other parties, including the Advisory, Administration, Sub-Administration, and Distribution Agreements, based on information provided by the Adviser in accordance with Section 15 (c) of the 1940 Act. At its last annual review meeting in March 2002, the Board considered a number of factors in reviewing and recommending renewal of the existing agreements, including the nature and quality of services provided to the Portfolio, fees and expenses paid by the Portfolio and the financial results of the Adviser. Based on this review, the Board, including the non-interested members as defined by the 1940 Act, concluded that the advisory fees and other expenses of the Portfolio are fair, both absolutely and in comparison with those of other funds, and that shareholders have received value in return for paying such fees and expenses.

The following table sets forth the fees paid to each Trustee of the Company for the fiscal year ended November 30, 2001.

                                          Pension or
                                          Retirement                    Total
                                           Benefits    Estimated    Compensation
                                          Accrued As     Annual     From Company
                              Aggregate     Part of     Benefits      And Fund
                            Compensation     Fund         Upon      Complex Paid
Name of Person, Position    From Company   Expenses    Retirement   To Directors
--------------------------------------------------------------------------------

Janet T. Hanson                    $0         $0           $0              $0

Dort A. Cameron III                $0         $0           $0              $0

John D. Gilliam                $3,000         $0           $0          $3,000

Karen S. Cook                  $2,000         $0           $0          $2,000

Anne Brown Farrell             $2,000         $0           $0          $2,000

Allen Lee Sessoms              $2,000         $0           $0          $2,000

Christopher J. Williams            $0         $0           $0              $0


As of March 1, 2002, the Trustees and officers of the Portfolio in the aggregate owned less than 1% of the outstanding shares of the Portfolio.

INVESTMENT ADVISER

The Portfolio's investment adviser, Milestone Capital Management, L.P. (the "Adviser") furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting portfolio transactions for the Portfolio. The Investment Advisory Agreement between the Trust and the Adviser on behalf of the Portfolio continues in effect from year to year only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Investment Advisory Agreement.

The Investment Advisory Agreement is terminable without penalty by the Trust with respect to the Portfolio on 60 days' written notice when authorized either by vote of the Portfolio's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to the Portfolio, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of reckless disregard of the Adviser's obligations and duties under the Investment Advisory Agreement.

For the services provided by the Adviser, the Trust pays the Adviser, with respect to the Portfolio, an annual fee of 0.10% of the total average daily net assets of the Portfolio. This fee is accrued by the Trust daily. The Adviser may waive up to 100% of the advisory fee of the Portfolio. At any time, however, the Adviser may rescind a voluntary fee waiver.

For the fiscal years ended November 30, 2001, November 30, 2000, November 30, 1999, the Adviser received advisory fees of $2,137,520, $2,433,975, and $2,331,569, respectively. There were no waivers of advisory fees in any of the three previous fiscal years.

Subject to the obligations of the Adviser to reimburse the Trust for its excess expenses, the Trust has confirmed its obligation to pay all of its expenses, including: interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of shares; premiums of insurance for the Trust, its Trustees and officers and fidelity bond premiums; applicable fees, interest charges and expenses of third parties, including the Trust's manager, investment adviser, custodian, transfer agent and fund accountant; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses, auditing, legal and compliance expenses; cost of forming the Trust and maintaining its existence; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; expenses of meetings of shareholders and proxy solicitations therefor; costs of maintaining books and accounts and preparing tax returns; costs of reproduction, stationery and supplies; fees and expenses of the Trustees; compensation of the Trust's officers and employees who are not employees of the Adviser, and costs of other personnel (who may be employees of the Adviser) performing services for the Trust; costs of Trustee meetings; SEC registration fees and related expenses; and state or foreign securities laws registration fees and related expenses.

The Adviser may carry out any of its obligations under the Investment Advisory Agreement by employing, subject to the Board's supervision, one or more persons who are registered as investment advisers or who are exempt from registration. The Investment Advisory Agreement provides that the Adviser shall not be liable for any act or omission of any subadviser except with respect to matters as to which the Adviser specifically assumes responsibility in writing.

ADMINISTRATOR

Milestone Capital Management, L.P. also acts as administrator ("the Administrator") to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. The Administrator provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent, custodian, and other service providers, and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities. The Administration Agreement is automatically renewed each year for a period of one year.

The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Portfolio by vote of the Portfolio's shareholders or by either party on not more than 60 days' written notice. The Administration Agreement also provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement.

As compensation for services performed under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective assets for administration expenses. For the fiscal year ended November 30, 2001, Milestone Capital Management, L.P. received $391,555 in fees as administrator of the Trust.

Pursuant to a sub-administration agreement, the Administrator has delegated certain of its duties to The Bank of New York.

UNDERWRITER

Unified Management Corporation (the "Underwriter") serves as the Trust's statutory underwriter and acts as the agent of the Trust in connection with the offering of shares of the Portfolio pursuant to an Underwriting Agreement. The Underwriting

Agreement became effective for two years and continues in effect only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders entitled to vote thereon, and in either case, by a majority of the Trustees who (i) are not parties to the Underwriting Agreement, (ii) are not interested persons of any such party or of the Trust and (iii) with respect to any class for which the Trust has adopted an underwriting plan, have no direct or indirect financial interest in the operation of that underwriting plan or in the Underwriting Agreement, at a meeting called for the purpose of voting on the Underwriting Agreement. All subscriptions for shares obtained by the Underwriter are directed to the Trust for acceptance and are not binding on the Trust until accepted by it. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation under the Underwriting Agreement and is under no obligation to sell any specific amount of Portfolio shares. The Underwriter is an affiliate of Unified Fund Services, Inc., the Trust's transfer agent. See "Transfer Agent."

The Underwriting Agreement provides that the Underwriter shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of its obligations and duties under the Underwriting Agreement.

The Underwriting Agreement is terminable with respect to the Portfolio without penalty by the Trust on 60 days' written notice when authorized either by vote of the Portfolio's shareholders or by a vote of a majority of the Board, or by the Underwriter on 60 days' written notice. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Underwriter may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Portfolio. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Portfolio are sold without sales charges or underwriting fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Portfolio.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Portfolio in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

TRANSFER AGENT

Unified Fund Services, Inc. 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806 (the "Transfer Agent"), acts as transfer agent and dividend disbursing agent for the Trust pursuant to a Transfer Agency Agreement. The Transfer Agency Agreement became effective with respect to the Portfolio and is automatically renewed each year for an additional term of one year.

Among the responsibilities of the Transfer Agent are, with respect to shareholders of record: (1) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Portfolio may be effected and certain other matters pertaining to the Portfolio; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

The Transfer Agent or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Portfolio with respect to assets invested in the Portfolio. The Transfer Agent or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from the Transfer Agent with respect to assets of those customers or clients invested in the Portfolio. The sub-transfer agents or processing agents retained by the Transfer Agent may be affiliated persons of the Transfer Agent.

CUSTODIAN AND ACCOUNTING AGENT

Pursuant to a Custodian Contract with the Trust, The Bank of New York, 15 Broad Street, New York, New York 10005, acts as the custodian of the Portfolio's assets. The custodian's responsibilities include safeguarding and controlling the Portfolio's cash and securities and determining income payable on and collecting interest on Portfolio investments.

The Bank of New York also serves as the accounting agent for the Trust. As the accounting agent, The Bank of New York is responsible for calculating the net asset value of each class of shares of the Portfolio and for maintaining the Trust's books and records.


INDEPENDENT AUDITOR

Deloitte & Touche LLP, New York, New York, act as independent auditors for the Trust.

LEGAL COUNSEL

Legal counsel to the Trust is provided by Kramer Levin Naftalis & Frankel LLP, New York, New York.


SHAREHOLDER SERVICES

The Trust has adopted a Shareholder Service Plan under which it pays the Adviser up to 0.10% of the average daily net assets of the Institutional Shares, up to 0.25% of the average daily net assets of the Investor Shares, Service Shares, or Premium Shares and up to 0.05% of the average daily net assets of the Financial Shares so that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services.

Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Portfolio shares held beneficially; and providing such other services as the Trust or a shareholder may request.

DISTRIBUTION PLANS

The Trust has  adopted  Distribution  Plans for the  Service  Shares and Premium
Shares. The Plan, with respect to the Service Shares, provides that the Portfolio may incur distribution expenses related to the sale of Service Shares of up to 0.25% per annum of the Portfolio's average daily net assets attributable to such Shares. The Plan, with respect to the Premium Shares, provides that the Portfolio may incur distribution expenses related to the sale of Premium Shares of up to 0.35% per annum of the Portfolio's average daily net assets attributable to such Shares. Each Plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of Service Shares and Premium Shares, respectively, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the Trust or its distributor.

In approving each Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the Qualified Trustees, being Trustees who are not "interested persons", as defined by the 1940 Act, of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan) considered various factors and determined that there is a reasonable likelihood that each Plan will benefit the applicable Shares of the Portfolio and its shareholders. Each Plan will continue in effect from year-to-year if specifically approved annually (a) by the majority of such Portfolio's applicable outstanding voting Shares or by the Board of Trustees and
(b) by the vote of a
majority of the Qualified Trustees. While a Plan remains in effect, the Trust's Principal Financial Officer shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by the Portfolio under the Plan and the purposes for which such expenditures were made. A Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board of Trustees and by the Qualified Trustees cast in person at a meeting called specifically for that purpose. While a Plan is in effect, the selection and nomination of the Qualified Trustees shall be made by those Qualified Trustees then in office.

Payments under the 12b-1 Plans are subject to the conditions imposed by Rule 12b-1 and Rule 18f-3 under the 1940 Act and the Rule 18f-3 Multiple Class Plan which has been adopted by the Trustees for the benefit of the Trust. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sales of shares". Rule 12b-1 provides, among other things, that a Trust may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. In accordance with Rule 12b-1, each 12b-1 Plan provides that a report of the amounts expensed, and the purposes for which such expenditures were incurred, will be made to the Trustees for their review at least quarterly.

For the fiscal year ended November 30, 2001, the Service Shares and Premium Shares paid $10,678 and $141,603, respectively, for services related to their respective 12b-1 Plans, all of which was compensation to financial intermediaries.

                        DETERMINATION OF NET ASSET VALUE

Pursuant to the rules of the SEC, the Board has established procedures to stabilize the Portfolio's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Portfolio's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling Portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Trust has also established procedures to ensure that portfolio securities meet the Portfolio's quality criteria.

In determining the approximate market value of Portfolio investments, the Portfolio may employ outside organizations which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value.

                             PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities for the Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There usually are no brokerage commissions paid for any purchases. While the Trust does not anticipate that the Portfolio will pay any amounts of commission, in the event the Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that it would otherwise be obligated to pay itself. Any transaction for which the Portfolio pays commissions or transaction-related compensation will be effected at the best price and execution available, taking into account the value of any research services provided, or the amount of any payments for other services made on behalf of the Portfolio, by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for the Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio.

Investment decisions for the Portfolio will be made independently from those for any other portfolio, account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Portfolio and other portfolios, accounts, or investment companies managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each entity. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Portfolio and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Portfolio are sold on a continuous basis by the underwriter without any sales charge. Shareholders may effect purchases or redemptions or request any shareholder privilege in person at Unified Fund Services, Inc.'s offices located at 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806.

The Trust accepts orders for the purchase or redemption of shares on any day that the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time). The Trust may also process purchase and sale orders and calculate its net asset value on days that the Portfolio's primary trading markets are open and the Portfolio's management determines to do so. The Trust does not determine net asset value, and does not accept orders, on the days those institutions observe the following holidays: New Year's Day,

Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

If the Public Securities Association recommends that the government securities markets close early, the Trust reserves the right to advance the time at which purchase and redemption offers must be received. In this event, a purchase or redemption order will be executed at the net asset value next determined after receipt. Investors who place purchase orders after the advanced time become entitled to dividends on the following Fund Business Day. If a redemption request is received after the advanced time, the Transfer Agent ordinarily will wire redemption proceeds on the next Fund Business Day. In addition, the Trust reserves the right to advance the time by which purchase and redemption orders must be received for same day credit as otherwise permitted by the SEC.

ADDITIONAL REDEMPTION MATTERS

The Trust may redeem shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Portfolio's shares as provided in the Prospectus from time to time.

Redemptions may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Portfolio. The Trust has filed an election with the SEC pursuant to which the Portfolio will only consider effecting a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Portfolio's net asset value, whichever is less, during any 90-day period.


                                   ADVERTISING

PERFORMANCE DATA

The Portfolio may provide current annualized and effective annualized yield quotations for each class based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Portfolio is historical and is not intended to indicate future returns.

In performance advertising the Portfolio may compare any of its performance information with data published by independent evaluators including Morningstar, Lipper Analytical Services, Inc., iMoneyNet, Inc., Thomson FinancialData, and other companies that track the investment performance of investment companies ("Fund Tracking Companies"). The Portfolio may also compare any of its performance information with the performance of recognized stock, bond and other indices. The Portfolio may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Portfolio and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Any current yield quotation of a class of the Portfolio which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and shall be calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Portfolio shall be calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

The current and effective seven-day yields as of December 31, 2001 were 1.87% and 1.88% for the Financial Class, 1.82% and 1.83% for the Institutional Class, 1.57% and 1.58% for the Investor Class, 1.57% and 1.58% for the Service Class, and 1.42% and 1.43% for the Premium Class, respectively.

Although published yield information is useful to investors in reviewing a class's performance, investors should be aware that the Portfolio's yield fluctuates from day to day and that its yield for any given period is not an indication or representation by the Portfolio of future yields or rates of return on its shares. The yields of a class are neither fixed nor guaranteed, and an investment in the Portfolio is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Portfolio with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare directly the Portfolio's yield information to similar information of investment alternatives which are insured or guaranteed.

Income calculated for the purpose of determining the yield of a class differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class may differ from the rate of distribution the class paid over the same period or the rate of income reported in the Portfolio's financial statements.

The Portfolio may advertise other forms of performance. For example, the Portfolio may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.


                                    TAXATION

The following is only a summary of certain additional federal income tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussions here and in the Prospectuses for each class are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (I.E., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (I.E., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (I.E., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must satisfy a gross income test (the "Income Requirement"). To satisfy the Income Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies .

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporate shareholders.

The Portfolio may either retain or distribute to shareholders its net capital gain for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares.

Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Portfolio reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Portfolio, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient".

SALE OR REDEMPTION OF SHARES

The Portfolio seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Portfolio will do this. If the net asset value varies from $1.00 per share, a shareholder will recognize gain or loss on the sale or redemption of shares of the Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Portfolio will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, capital gain dividends, and amounts retained by the Portfolio that are designated as undistributed capital gains.

If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or subject to withholding at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; STATE AND LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.


                                OTHER INFORMATION

THE TRUST AND ITS SHAREHOLDERS

The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on July 14, 1994. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. If shares of separate series are issued, each share of each series would be entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that series. Voting rights would not be cumulative and the shares of each series of the Trust would be voted separately except when an aggregate vote is required by law.

The Portfolio offers Financial Shares,  Institutional  Shares,  Investor Shares,
Service Shares and Premium Shares. Each class of shares has a different distribution arrangement. Also, to the extent one class bears expenses different from the other class, the amount of dividends and other distributions it receives, and its performance, will differ. Shareholders of one class have the same voting rights as shareholders of each other class, except that separate votes are taken by each class of the Portfolio if the interests of one class differ from the interests of the other.

Delaware law does not require a registered investment company to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees. Shares issued by the Trust have no conversion, subscription or preemptive rights.

Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.

The Trust Instrument further provides that the Trustees shall not be liable to any person other than the Trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Portfolio capital consists of shares of beneficial interest. Shares are fully paid and nonassessable, except as set forth above with respect to Trustee and shareholder liability. Shareholders representing 10% or more of the Trust or a series may, as set forth in the Trust Instrument, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the series; however, the Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. If not so terminated or reorganized, the Trust and its series will continue indefinitely. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement.


CODE OF ETHICS

The Adviser and the Trust have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act, which prevent violations of the anti fraud provisions of the securities laws by forbidding Access Persons from: (i) recommending to or causing the Trust to acquire or dispose of any security in which such Access Person or its affiliate has direct or indirect beneficial ownership without prior written disclosure; (ii) purchasing or selling any security which such person intends to recommend for purchase or sale by the Trust until the Trust has completed all of its intended trades in that security; (iii) acquiring a security in a limited offering or in an IPO without prior written approval; and
(iv) engaging in a transaction involving securities held or being considered for investment by the Trust.

The Code of Ethics is filed as an exhibit to the Trust's registration statement and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Code of Ethics is also available on the EDGAR Database on the SEC's internet site at http://www.sec.gov, or for a duplication fee, by electronic request at the following e mail address:
publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


OWNERSHIP OF SHARES OF THE PORTFOLIO

As of March 1 2002, the Trustees and officers of the Portfolio in the aggregate owned less than one percent of the outstanding shares of the Portfolio. Also, as of that date, the shareholders listed below owned of record more than five percent of the respective class of shares of the Portfolio:


                              INSTITUTIONAL SHARES:

                                                 SHARES OF             % OF
SHAREHOLDER                                   PORTFOLIO OWNED       CLASS OWNED
-----------                                   ---------------       -----------
Illinois Public Treasurers                       99,089,549            12.66
300 West Jefferson Level Two
Springfield, IL 62702

Hare & Co.
STIF/Master Note Department                      65,016,924             8.31
One Wall Street, Second Floor
New York, NY 10286

Wallace & Weitz & Co.
 1125 South 103rd Street                         50,378,635             6.44
 One Pacific Place, Suite 600
  Omaha, NE 68124

                                                 SHARES OF             % OF
SHAREHOLDER                                   PORTFOLIO OWNED       CLASS OWNED
-----------                                   ---------------       -----------
Wallace & Weitz c/o Fao Weitz
 1125 South 103rd Street                         50,302,437             6.43
 One Pacific Place, Suite 600
 Omaha, NE 68124



State of Illinois                                50,000,000             6.39
300 West Jefferson Level Two
Springfield, IL 62702


Continental Assurance                            45,886,626            5.86
CNA Plaza, 23 South
Chicago, Il 60685


Allen & Co., Inc.                                40,000,000             5.11
711 Fifth Avenue
New York, NY 10022

                                INVESTOR SHARES:

                                                 SHARES OF             % OF
SHAREHOLDER                                   PORTFOLIO OWNED       CLASS OWNED
-----------                                   ---------------       -----------
Hare & Co.                                      196,138,690            69.49
STIF/Master Note Department
One Wall Street, Second Floor
New York, NY 10286






                                FINANCIAL SHARES:

                                                 SHARES OF             % OF
SHAREHOLDER                                   PORTFOLIO OWNED       CLASS OWNED
-----------                                   ---------------       -----------
Level 3 Communications, LLC                     257,198,856            29.06
1025 Eldorado Blvd
Broomfield, CO 80021

Robert Wood Johnson                             140,257,233            15.85
P.O. Box 2316
Princeton, NJ 08543-2316

Obie & Co.
STIF Unit  -  18 HCB 340                        135,000,000            15.25
P.O. Box 2558
Houston, TX  77252-2558

The Walt Disney Co.
500 Buena Vista                                  84,950,207             9.60
Mail Code 6194
Burbank, CA 91521-6194

KPMG, LLP                                        61,000,000             6.89
Chestnut Ridge Road
Montvale, NJ  07645

Wachovia Bank & Trust
One West Fourth Street                           47,090,317             5.32
Mutual Funds 3rd Floor
Winston Salem, NC 27101

                                 SERVICE SHARES:

                                                 SHARES OF             % OF
SHAREHOLDER                                   PORTFOLIO OWNED       CLASS OWNED
-----------                                   ---------------       -----------
Zions First National Bank                        18,499,834            66.42
P. O. Box 30880
Salt Lake City, UT  84130

Hare & Co.
STIF/Master Note Department                       4,682,950            16.81
One Wall Street, Second Floor
New York, NY  10286

Union Bank Trust                                  3,338,621            11.99
P. O. Box 85484
San Diego, CA  92186


                                 PREMIUM SHARES:

                                                 SHARES OF             % OF
SHAREHOLDER                                   PORTFOLIO OWNED       CLASS OWNED
-----------                                   ---------------       -----------
US Bank NA                                       91,764,086            100.00
180 East Fifth Street
St. Paul, MN  55101


FINANCIAL STATEMENTS

The audited financial statements and the report of Independent Auditors thereon of the Trust for the fiscal year ended November 30, 2001 are incorporated in this Statement of Additional Information by reference to the Portfolio's annual report to shareholders.

DEFINITIONS

As used in this Statement of Additional Information, the following terms have the meanings listed:

          "Adviser" shall mean Milestone Capital Management, L.P.

          "Board" shall mean the Board of Trustees of the Trust.

          "U.S. Treasury obligations" shall mean securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States.

          "1940 Act" shall mean the Investment Company Act of 1940, as amended.

          "Fully Collateralized" shall mean that the value of the underlying securities used to collateralize a repurchase agreement is at least 102% of the maturity value.

--------------------------------------------------------------------------------
   WILLIAMS CAPITAL
   Liquid Assets Fund
--------------------------------------------------------------------------------










                         ------------------------------
                              INSTITUTIONAL SHARES

                                   PROSPECTUS

                                  APRIL 1, 2002
                         ------------------------------



                               INVESTMENT ADVISER
                        WILLIAMS CAPITAL MANAGEMENT, LLC


                                  SUB-ADVISER
                       MILESTONE CAPITAL MANAGEMENT, L.P.










THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                        WILLIAMS CAPITAL MANAGEMENT, LLC
                               LIQUID ASSETS FUND
                              INSTITUTIONAL SHARES
                      650 Fifth Avenue, New York, NY 10019
                                  212-373-4260



------------------------------ TABLE OF CONTENTS -------------------------------

                                                                        Page
     Risk/Return Summary ................................................ 1
     Investment Objective, Principal Strategies and Related Risks ....... 2
     Management of the Fund ............................................. 4
     How to Invest in the Fund .......................................... 5
     How to Redeem Shares of the Fund ................................... 7
     Dividends, Distributions and Tax Matters ........................... 8
     Financial Highlights ............................................... 9
     Other Information .................................................. 9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE  __________________________________________________________

The Liquid Assets Fund (the "Fund") is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES  _________________________________________________________

The Fund invests in high quality  money market  instruments  including,  but not
limited  to,  U.S.   Government   obligations,   bank  obligations,   commercial
instruments and repurchase agreements.

PRINCIPAL INVESTMENT RISKS  ____________________________________________________

All money market instruments may change in value in response to changes in interest rates. A significant increase in interest rates could cause the value of your investment to decline.

The value of your investment may also be adversely affected by downgrades of credit ratings or defaults of any of the Fund's holdings. In addition, risks that are associated with investments in foreign bank obligations, such as international political and economic developments, could reduce the value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION  _______________________________________________________

NO BAR CHART OR PERFORMANCE TABLE IS AVAILABLE BECAUSE THE FUND HAS NOT BEEN IN OPERATION FOR A FULL CALENDAR YEAR.

FEE TABLE  _____________________________________________________________________

This table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment):

     Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price) ..........................  None
     Maximum Deferred Sales Charge (Load) ...........................  None
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends ....  None
     Redemption Fee .................................................  None
     Exchange Fee ...................................................  None
     Maximum Account Fee ............................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):

     Advisory Fees .................................................. 0.10%
     Distribution (12b-1) Fees ...................................... None
     Shareholder Servicing Fees ..................................... 0.10%*

     Other Expenses ................................................. 0.05%
                                                                      ----
     Total Annual Fund Operating Expenses ........................... 0.25%*
                                                                      ====
     Expenses Reimbursed to Fund .................................... 0.05%*
     Net Annual Fund Operating Expenses ............................. 0.20%*
     (expenses actually incurred by the Fund)

     * Under the Shareholder Servicing Plan, the Institutional Shares may incur expenses of up to 0.10% of the average daily net assets attributable to such shares. For the current fiscal year ending November 30, 2002, the Adviser has contractually agreed to waive up to 100% of the shareholder servicing fees in order to limit the total annual expenses of the Institutional Shares to 0.20%.

EXAMPLE

This example is to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that:


o you invest $10,000 in the Fund for the time periods indicated and that you redeem all of your shares at the end of those periods;

o  your investment has a 5% return each year; and

o  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:

1 Year*           3 Years*          5 Years*         10 Years*
$20               $75               $136             $313

* Your costs of investing in the Fund for one year reflect the amount you would pay after the Adviser reimburses the Fund for some or all of the Fund's total expenses. Your costs of investing in the Fund for three, five and 10 years reflect the amount you would pay if the Adviser did not reimburse the Fund for some or all of the Fund's total expenses. If the Adviser continues to limit the Fund's total expenses for three, five or 10 years as we are doing for the first year, your actual costs would be lower than the amounts shown. The Adviser is currently under no obligation to limit total expenses for any period beyond the current fiscal year.

This example is based on the fees listed in the table and assumes the reinvestment of dividends. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
          INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE  __________________________________________________________

The Fund seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Fund will achieve this goal.

PRINCIPAL INVESTMENT STRATEGIES  _______________________________________________

The Fund invests in a broad range of money market instruments, including but not limited to, U.S. government obligations, bank obligations, commercial instruments and repurchase agreements. Obligations held by the Fund will have final maturities of 397 days (13 months) or less (with certain exceptions), subject to the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7"), which regulates money market mutual funds. The dollar-weighted average maturity of the Fund will be 90 days or less.

The Fund will invest only in high quality money market instruments, including but not limited to commercial paper, master notes, asset-backed securities and other short-term corporate instruments that are either rated in the highest short-term rating category by one or more nationally-recognized statistical rating organizations ("NRSROS") or, if unrated, are of comparable quality to securities having such ratings. Additionally, the Fund may purchase securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities. U.S. Government securities may include zero-coupon bonds. The Fund may also invest in separately-traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities Program ("STRIPS"). Certain government securities held by the Fund may have remaining maturities exceeding thirteen months if such securities provide for adjustments in their interest rates not less frequently than every thirteen months. All securities purchased by the Fund must be denominated in U.S. dollars.

The Fund may invest in U.S. bank obligations such as certificates of deposit, time deposits and bankers acceptances issued or supported by U.S. banks or savings institutions having total assets at the time of purchase of $1 billion or more. The Fund may also invest in U.S. dollar denominated foreign bank obligations, including obligations issued by foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).

The Fund may invest in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets such as motor vehicle receivables, credit card receivables, mortgages, or other assets.

The Fund may invest in variable rate demand notes, among other variable or floating rate instruments, that ultimately mature in more than 397 days, provided that the Fund acquires a right to sell the securities that meets certain requirements set forth in Rule 2a-7.

The Fund may invest in repurchase agreements with banks and broker-dealers. Repurchase agreements are arrangements in which banks and broker-dealers sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. These transactions must be fully collateralized at all times. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

The Fund may, when deemed appropriate, invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money-market instruments in which they may invest.

THE FUND WILL MAINTAIN AN AVERAGE MATURITY, COMPUTED ON A DOLLAR-WEIGHTED BASIS, OF 90 DAYS OR LESS.

THE FUND MAY NOT CHANGE ITS INVESTMENT OBJECTIVE OR ANY INVESTMENT POLICY DESIGNATED AS FUNDAMENTAL WITHOUT SHAREHOLDER APPROVAL. Investment policies or practices of the Fund that are not designated as fundamental may be changed by the Board without shareholder approval, following at least 30 days' notice to shareholders. The Fund's additional fundamental and nonfundamental investment policies are described further below and in the Statement of Additional Information.

ADDITIONAL INVESTMENT STRATEGIES  ______________________________________________

The Fund may purchase new issues of securities on a when-issued or forward commitment basis. The Fund may also invest in other investment companies and may invest up to 10% of its net assets in illiquid securities. For temporary or emergency purposes, the Fund may borrow up to 33 1/3% of its total assets. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.


TEMPORARY DEFENSIVE POSITIONS  _________________________________________________

Under abnormal market or economic conditions, the Fund temporarily may hold up to 100% of its investable assets in cash. If the Fund departs from its investment strategies during temporary defensive periods, it may not achieve its investment objectives.


RISK CONSIDERATIONS  ___________________________________________________________

Although the Fund invests only in money market investments, an investment in the Fund is subject to risk even if all securities in the Fund's portfolio are paid in full at maturity. All money market instruments can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change.

If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Portfolio may experience delays in selling the securities underlying the repurchase agreement. As a result, the Portfolio may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights. A reduction in the Fund's income and/or share price may also be caused by downgrades of credit ratings or defaults of any of the Fund's holdings.

In addition, securities issued by foreign entities, including foreign banks, may involve increased risk. Extensive public information may not be available and unfavorable political, economic or governmental developments could affect the payment of principal and interest and may cause the Fund's share price to change. Thus, while the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES  _____________________________________________________________

The Fund is a series of The Milestone Funds (the "Trust"). The business of the Trust and the Fund is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Fund and meets regularly to review the Fund's performance, monitor its investment activities and practices, and review other matters affecting the Fund and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Fund - Trustees and Officers."

THE ADVISER  ___________________________________________________________________

Williams Capital Management, LLC (the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser manages the Fund, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited liability company organized under the laws of the State of Delaware on

January X, 2002, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Williams Capital Group L.P., a Delaware corporation. Christopher Williams is Chairman and CEO of the Adviser, in which he holds the controlling interest. Dail St. Clair is President of the Adviser.

For its services, the Adviser may receive a fee at an annual rate equal to 0.10% of the Fund's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund without reimbursement from the Trust. The Trust, on behalf of the Fund, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, and custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, and shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Fund (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Fund. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Fund.

THE SUB-ADVISER  _______________________________________________________________

Milestone Capital Management, L.P. (the "Sub-Adviser") serves as sub-adviser to the Fund pursuant to an investment sub-advisory agreement with the Trust on behalf of the Fund. The Sub-Adviser is responsible for providing investment advisory services to the Fund as delegated to it by the Adviser. The Sub-Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation. For its services, the Sub-Adviser receives a fee from the Adviser.

--------------------------------------------------------------------------------
                           HOW TO INVEST IN THE FUND
--------------------------------------------------------------------------------

PURCHASING SHARES  _____________________________________________________________

You may purchase shares of the Fund by wire only. Shares are sold at the net asset value next determined (at 5:00 p.m. Eastern Time) after receipt of a purchase order by the Transfer Agent in the manner described below. You do not pay a sales charge (or a load) when you purchase shares in the Fund. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time). The Trust may also process purchase and sale orders and calculate its net asset value on days that the Fund's primary trading markets are open and the Fund's management determines to do so. The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

To purchase shares of the Fund by Federal Reserve wire, call the Transfer Agent, Unified Fund Services, Inc., at (800) 363-7660. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 5:00 p.m. (Eastern
Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Fund begin to earn dividends that day. Completed orders received after 5:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds. For information on additional purchase options, including online transacting, please contact Williams Capital Management at (212) 373-4260 or www.XXXX.com.

To allow the Adviser to manage the Fund most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Fund's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Fund reserves the right to refuse any investment that, in its sole discretion, would disrupt the Fund's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A.   Telephone the Transfer Agent, Unified Fund Services, Inc., toll free at
     (800) 363-7660 and provide the following information:

     Your name
     Address
     Telephone number
     Taxpayer ID number
     The amount being wired
     The identity of the bank wiring funds.

You will then be provided with a Fund account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B.   Instruct your bank to wire the specified amount to the Trust as follows:

     The Bank of New York, ABA # XXXXXXXXX
     A/C # XXXXXXXXXX
     FBO Williams Capital Liquid Assets Fund Operating Account
     Ref:  Shareholder Name and Account Number

You may open an account when placing an initial order by telephone, provided you thereafter submit an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

SHARE CERTIFICATES  ____________________________________________________________

The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS  ____________________________________________________________

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED  ___________________________________________________

The  minimum  initial  investment  in  Institutional   Shares  of  the  Fund  is
$5,000,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

--------------------------------------------------------------------------------
                        HOW TO REDEEM SHARES OF THE FUND
--------------------------------------------------------------------------------

REDEEMING SHARES  ______________________________________________________________

You may redeem your shares without charge at the net asset value next determined after the Fund receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time).

BY TELEPHONE  __________________________________________________________________

You may redeem your shares by telephoning the Transfer Agent, Unified Fund Services, Inc., at (800) 363-7660. You must provide the Transfer Agent with the your account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made ONLY if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent  unauthorized  or  fraudulent  redemption  requests  by  telephone,  the
Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS  ______________________________________________________________

Redemption requests may be made by writing to The Milestone Funds, c/o Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Fund name, account number, and the share or dollar amount requested.

A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.


FIRM INDICATION OF
REDEMPTION REQUEST         COMPLETED         REDEMPTION
AND APPROXIMATE SIZE       REDEMPTION        PROCEEDS
OF REDEMPTION RECEIVED     ORDER RECEIVED    ORDINARILY     DIVIDENDS

--------------------------------------------------------------------------------
By 2:30 p.m.               By 5:00 p.m.      Wired same     Not earned on the
Eastern Time               Eastern Time      Business Day   day request received

After 2:30 p.m.            After 5:00 p.m.   Wired next     Earned on day
Eastern Time               Eastern Time      Business Day   request received

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $1,000,000 unless an investment is made to restore the minimum value.

--------------------------------------------------------------------------------
                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
--------------------------------------------------------------------------------

DIVIDENDS  _____________________________________________________________________

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Fund. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS  ___________________________________________________

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Fund will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

DISTRIBUTIONS  _________________________________________________________________

Dividends paid by the Fund out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gains, if any, realized by the Fund are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Fund. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Fund that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Fund will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

No financial highlights are available because the Fund did not operate prior to the date of this prospectus.

--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE  ______________________________________________

The net asset value per share of the Fund is  determined  at 5:00 p.m.  (Eastern
Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Fund and helps it maintain a stable price of $1.00 per share.


SHAREHOLDER SERVICES  __________________________________________________________

The Trust has adopted a shareholder service plan under which it pays the Adviser 0.10% of the average daily net assets of the Institutional Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Service Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND

THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------

               ADVISER                        SUB-ADVISER / ADMINISTRATOR
  WILLIAMS CAPITAL MANAGEMENT, LLC        MILESTONE CAPITAL MANAGEMENT, L.P.
    650 Fifth Avenue, 10th Floor                One Executive Boulevard
         New York, NY 10019                        Yonkers, NY 10701

                                             UNDERWRITER / TRANSFER AGENT
              CUSTODIAN                 Unified Management Corp. / Unified Fund
        The Bank of New York                        Services, Inc.
           15 Broad Street                   431 North Pennsylvania Street
         New York, NY 10286                Indianapolis, Indiana 46204-1806

            LEGAL COUNSEL                        INDEPENDENT AUDITORS
 Kramer Levin Naftalis & Frankel LLP            Deloitte & Touche, LLP
          919 Third Avenue                    Two World Financial Center
         New York, NY 10022                     New York, NY 10281-1434


STATEMENT OF ADDITIONAL INFORMATION. The Statement of Additional Information provides a more complete discussion about the Fund and is incorporated by reference into this prospectus, which means that it considered a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS. The annual and semi-annual reports to shareholders contain additional information about the Fund's investments. The annual report discusses the market conditions and investment strategies that significantly affected the Portfolio's performance during its fiscal year.

TO REVIEW OR OBTAIN THIS INFORMATION: The Statement of Additional Information, the Fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the Fund, including the Fund's Statement of Additional Information, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT FILE NO. 811-8620


                        WILLIAMS CAPITAL MANAGEMENT, LLC
                                  212-373-4260

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  WILLIAMS CAPITAL
  Liquid Assets Fund
--------------------------------------------------------------------------------











                         ------------------------------
                                 SERVICE SHARES

                                   PROSPECTUS

                                  APRIL 1, 2002
                         ------------------------------




                               INVESTMENT ADVISER
                        WILLIAMS CAPITAL MANAGEMENT, LLC

                                   SUB-ADVISER
                       MILESTONE CAPITAL MANAGEMENT, L.P.













          THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE
      SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                        WILLIAMS CAPITAL MANAGEMENT, LLC
                               LIQUID ASSETS FUND
                                 SERVICE SHARES
                      650 Fifth Avenue, New York, NY 10019
                                  212-373-4260




------------------------------- TABLE OF CONTENTS ------------------------------

                                                                         Page
     Risk/Return Summary ................................................ 1
     Investment Objective, Principal Strategies and Related Risks ....... 2
     Management of the Fund ............................................. 4
     How to Invest in the Fund .......................................... 5
     How to Redeem Shares of the Fund ................................... 7
     Dividends, Distributions and Tax Matters ........................... 8
     Financial Highlights ............................................... 9
     Other Information .................................................. 9

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE  __________________________________________________________

The Liquid Assets Fund (the "Fund") is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES  _________________________________________________________

The Fund invests in high quality  money market  instruments  including,  but not
limited  to,  U.S.   Government   obligations,   bank  obligations,   commercial
instruments and repurchase agreements.

PRINCIPAL INVESTMENT RISKS  ____________________________________________________

All money market instruments may change in value in response to changes in interest rates. A significant increase in interest rates could cause the value of your investment to decline.

The value of your investment may also be adversely affected by downgrades of credit ratings or defaults of any of the Fund's holdings. In addition, risks that are associated with investments in foreign bank obligations, such as international political and economic developments, could reduce the value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION  _______________________________________________________

No bar chart or performance information is available because the Fund has not been in operation for a full calendar year.

FEE TABLE  _____________________________________________________________________

This table describes the fees and expenses you may pay if you buy and hold Service Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment):

     Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price) ..........................  None
     Maximum Deferred Sales Charge (Load) ...........................  None
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends ....  None
     Redemption Fee .................................................  None
     Exchange Fee ...................................................  None
     Maximum Account Fee ............................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):

     Advisory Fees .................................................. 0.10%
     Distribution (12b-1) Fees ...................................... 0.25%*
     Shareholder Servicing Fees ..................................... 0.25%

     Other Expenses ................................................. 0.05%
                                                                      ----
     Total Annual Fund Operating Expenses ........................... 0.65%*
                                                                      ====
     Expenses Reimbursed to Fund .................................... 0.20%*
     Net Annual Fund Operating Expenses ............................. 0.45%*
     (expenses actually incurred by the Fund)

     * Under the Rule 12b-1 Plan, the Service Shares may incur distribution expenses of up to 0.25% of the average daily net assets attributable to such shares. For the current fiscal year ending November 30, 2002, the Adviser has contractually agreed to waive up to 100% of the 12b-1 fees in order to limit the total annual expenses of the Service Shares to 0.45%.

EXAMPLE

This example is to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that:

     o you invest $10,000 in the Fund for the time periods indicated and that you redeem all of your shares at the end of those periods;

     o  your investment has a 5% return each year;

     o  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:

1 Year*           3 Years*          5 Years*         10 Years*
$46               $88               $342             $791

* Your costs of investing in the Fund for one year reflect the amount you would pay after the Adviser reimburses the Fund for some or all of the Fund's total expenses. Your costs of investing in the Fund for three, five and 10 years reflect the amount you would pay if the Adviser did not reimburse the Fund for some or all of the Fund's total expenses. If the Adviser continues to limit the Fund's total expenses for three, five or 10 years as we are doing for the first year, your actual costs would be lower than the amounts shown. The Adviser is currently under no obligation to limit total expenses for any period beyond the current fiscal year.

This example is based on the fees listed in the table and assumes the reinvestment of dividends. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
          INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE  __________________________________________________________

The Fund seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Fund will achieve this goal.

PRINCIPAL INVESTMENT STRATEGIES  _______________________________________________

The Fund invests in a broad range of money market instruments, including but not limited to, U.S. government obligations, bank obligations, commercial instruments and repurchase agreements. Obligations held by the Fund will have final maturities of 397 days (13 months) or less (with certain exceptions), subject to the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7"), which regulates money market mutual funds. The dollar-weighted average maturity of the Fund will be 90 days or less.

The Fund will invest only in high quality money market instruments, including but not limited to commercial paper, master notes, asset-backed securities and other short-term corporate instruments that are either rated in the highest short-term rating category by one or more nationally-recognized statistical rating organizations ("NRSROS") or are of comparable quality to securities having such ratings. Additionally, the Fund may purchase securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities. U.S. Government securities may include zero-coupon bonds. The Fund may also invest in separately-traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities Program ("STRIPS"). Certain government securities held by the Fund may have remaining maturities exceeding thirteen months if such securities provide for adjustments in their interest rates not less frequently than every thirteen months. All securities purchased by the Fund must be denominated in U.S. dollars.

The Fund may invest in U.S. bank obligations such as certificates of deposit, time deposits and bankers acceptances issued or supported by U.S. banks or savings institutions having total assets at the time of purchase of $1 billion or more. The Fund may also invest in U.S. dollar denominated foreign bank obligations, including obligations issued by foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).

The Fund may invest in asset-backed securities which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets such as motor vehicle receivables, credit card receivables, mortgages, or other assets.

The Fund may invest in variable rate demand notes, among other variable or floating rate instruments, that ultimately mature in more than 397 days, provided that the Fund acquires a right to sell the securities that meets certain requirements set forth in Rule 2a-7.

The Fund may invest in repurchase agreements with banks and broker-dealers. Repurchase agreements are arrangements in which banks and broker-dealers sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. These transactions must be fully collateralized at all times. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

The Fund may, when deemed appropriate, invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money-market instruments in which they may invest.

THE FUND WILL MAINTAIN AN AVERAGE MATURITY, COMPUTED ON A DOLLAR-WEIGHTED BASIS, OF 90 DAYS OR LESS.

THE FUND MAY NOT CHANGE ITS INVESTMENT OBJECTIVE OR ANY INVESTMENT POLICY DESIGNATED AS FUNDAMENTAL WITHOUT SHAREHOLDER APPROVAL. Investment policies or practices of the Fund that are not designated as fundamental may be changed by the Board without shareholder approval, following 30 days' notice to shareholders. The Fund's additional fundamental and nonfundamental investment policies are described further below and in the Statement of Additional Information.

ADDITIONAL INVESTMENT STRATEGIES  ______________________________________________

The Fund may purchase new issues of securities on a when-issued or forward commitment basis. The Fund may also invest in other investment companies and may invest up to 10% of its net assets in illiquid securities. For temporary or emergency purposes, the Fund may borrow up to 33 1/3% of its total assets. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.


TEMPORARY DEFENSIVE POSITIONS  _________________________________________________

Under abnormal market or economic conditions, the Fund temporarily may hold up to 100% of its investable assets in cash. If the Fund departs from its investment strategies during temporary defensive periods, it may not achieve its investment objectives.


RISK CONSIDERATIONS  ___________________________________________________________

Although the Fund invests only in money market investments, an investment in the Fund is subject to risk even if all securities in the Fund's portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change.

If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Portfolio may experience delays in selling the securities underlying the repurchase agreement. As a result, the Portfolio may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights. A reduction in the Fund's income and/or share price may also be caused by downgrades of credit ratings or defaults of any of the Fund's holdings.

In addition, securities issued by foreign entities, including foreign banks, may involve increased risk. Extensive public information may not be available and unfavorable political, economic or governmental developments could affect the payment of principal and interest and may cause the Fund's share price to change. Thus, while the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES  _____________________________________________________________

The Fund is a series of The Milestone Funds ("the Trust"). The business of the Trust and the Fund is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Fund and meets regularly to review the Fund's performance, monitor its investment activities and practices, and review other matters affecting the Fund and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Fund - Trustees and Officers."

THE ADVISER  ___________________________________________________________________

Williams Capital Management, LLC (the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser manages the Fund, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited liability corporation organized under the laws of the State of Delaware on January X, 2002, and is a registered investment adviser under the Investment Advisers Act of 1940. The General

Partner of the Adviser is Williams Capital Group L.P., a Delaware corporation. Christopher Williams is Chairman and CEO of the Adviser, in which he holds the controlling interest. Dail St. Clair is President of the Adviser.

For its services, the Adviser may receive a fee at an annual rate equal to 0.10% of the Fund's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund without reimbursement from the Trust. The Trust, on behalf of the Fund, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, and custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, and shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Fund (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Fund. For these services, the Adviser, at its own expense and from its own resources, may pay a fee, which would not increase the amount of any advisory fees paid to the Adviser by the Fund.

THE SUB-ADVISER  _______________________________________________________________

Milestone Capital Management, L.P. (the "Sub-Adviser") serves as sub-adviser to the Fund pursuant to an investment sub-advisory agreement with the Trust on behalf of the Fund. The Sub-Adviser is responsible for providing investment advisory services to the Fund as delegated to it by the Adviser. The Sub-Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation. For its services, the Sub-Adviser receives a fee from the Adviser.

--------------------------------------------------------------------------------
                            HOW TO INVEST IN THE FUND
--------------------------------------------------------------------------------

PURCHASING SHARES  _____________________________________________________________

You may purchase shares of the Fund by wire only. Shares are sold at the net asset value next determined (at 5:00 p.m. Eastern Time) after receipt of a purchase order by the Transfer Agent in the manner described below. You do not pay a sales charge (or a load) when you purchase shares in the Fund. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time). The Trust may also process purchase and sale orders and calculate its net asset value on days that the Fund's primary trading markets are open and the Fund's management determines to do so. The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

To purchase shares of the Fund by Federal Reserve wire, call the Transfer Agent, Unified Fund Services, Inc., at (800) 363-7660. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 5:00 p.m. (Eastern
Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Fund begin to earn dividends that day. Completed orders received after 5:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds. For information on additional purchase options, including online transacting, please contact Williams Capital Management at (212) 373-4260 or www.XXXX.com.

To allow the Adviser to manage the Fund most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Fund's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Fund reserves the right to refuse any investment that, in its sole discretion, would disrupt the Fund's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A.   Telephone the Transfer  Agent,  Unified Fund Services,  Inc.,  toll free at
     (800) 363-7660 and provide the following information:

     Your name
     Address
     Telephone number
     Taxpayer ID number
     The amount being wired
     The identity of the bank wiring funds.

You will then be provided with a Fund account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B.   Instruct your bank to wire the specified amount to the Trust as follows:

     The Bank of New York, ABA # XXXXXXXXX
     A/C # XXXXXXXXXX
     FBO Williams Capital Liquid Assets Fund Operating Account
     Ref:  Shareholder Name and Account Number

You may open an account when placing an initial order by telephone, provided you thereafter submit an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

SHARE CERTIFICATES  ____________________________________________________________

The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS  ____________________________________________________________

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED  ___________________________________________________

The minimum initial investment in Service Shares of the Fund is $500,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

--------------------------------------------------------------------------------
                        HOW TO REDEEM SHARES OF THE FUND
--------------------------------------------------------------------------------

REDEEMING SHARES  ______________________________________________________________

You may redeem your shares without charge at the net asset value next determined after the Fund receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time).

BY TELEPHONE  __________________________________________________________________

You may redeem your shares by telephoning the Transfer Agent, Unified Fund Services, Inc., at (800) 363-7660. You must provide the Transfer Agent with the account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent  unauthorized  or  fraudulent  redemption  requests  by  telephone,  the
Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS  ______________________________________________________________

Redemption requests may be made by writing to The Milestone Funds, c/o Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Fund name, account number, and the share or dollar amount requested.

A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent. For information on additional redemption options, including online transacting, please contact Williams Capital Management at (212)373-4260 or www.XXXX.com.

FIRM INDICATION OF
REDEMPTION REQUEST AND   COMPLETED          REDEMPTION
APPROXIMATE SIZE OF      REDEMPTION         PROCEEDS
REDEMPTION RECEIVED      ORDER RECEIVED     ORDINARILY      DIVIDENDS
--------------------------------------------------------------------------------

By 2:30 p.m.             By 5:00 p.m.       Wired same      Not earned on the
Eastern Time             Eastern Time       Business Day    day request received

After 2:30 p.m.          After 5:00 p.m.    Wired next      Earned on day
Eastern Time             Eastern Time       Business Day    request received

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $50,000 unless an investment is made to restore the minimum value.

--------------------------------------------------------------------------------
                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
--------------------------------------------------------------------------------

DIVIDENDS  _____________________________________________________________________

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Fund. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS  ___________________________________________________

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Fund will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

DISTRIBUTIONS  _________________________________________________________________

Dividends paid by the Fund out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gains, if any, realized by the Fund are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the

Fund. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Fund that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Fund will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

No financial highlights are available because the Fund did not operate prior to the date of this prospectus.

--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE  ______________________________________________

The net asset value per share of the Fund is  determined  at 5:00 p.m.  (Eastern
Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Fund and helps it maintain a stable price of $1.00 per share.

DISTRIBUTION PLAN  _____________________________________________________________

The Trust has adopted a Distribution Plan for the Service Shares of the Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Service Shares are authorized to pay the Adviser a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Service Shares and/or shareholder support services. The Service Shares may pay the Adviser a 12b-1 fee at the annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. The Service Shares currently pay the Adviser a monthly 12b-1 fee at an annual rate of 0.04% of its average net assets throughout the month. The Service Shares' 12b-1 fee rate may be increased only when the Trustees believe that it is in the best interests of Service Shares shareholders to do so.

SHAREHOLDER SERVICES  __________________________________________________________

The Trust has adopted a shareholder service plan under which it pays the Adviser 0.25% of the average daily net assets of the Service Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Service Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------

               ADVISER                         SUB-ADVISER / ADMINISTRATOR
  WILLIAMS CAPITAL MANAGEMENT, LLC         MILESTONE CAPITAL MANAGEMENT, L.P.
    650 Fifth Avenue, 10th Floor                 One Executive Boulevard
         New York, NY 10019                         Yonkers, NY 10701

              CUSTODIAN                       UNDERWRITER / TRANSFER AGENT
        The Bank of New York             Unified Management Corp. / Unified Fund
           15 Broad Street                           Services, Inc.
         New York, NY 10286                   431 North Pennsylvania Street
                                            Indianapolis, Indiana 46204-1806

            LEGAL COUNSEL                         INDEPENDENT AUDITORS
 Kramer Levin Naftalis & Frankel LLP             Deloitte & Touche, LLP
          919 Third Avenue                     Two World Financial Center
         New York, NY 10022                      New York, NY 10281-1434




STATEMENT OF ADDITIONAL INFORMATION. The Statement of Additional Information provides a more complete discussion about the Fund and is incorporated by reference into this prospectus, which means that it considered a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS. The annual and semi-annual reports to shareholders contain additional information about the Fund's investments. The annual report discusses the market conditions and investment strategies that significantly affected the Portfolio's performance during its fiscal year.

TO REVIEW OR OBTAIN THIS INFORMATION: The Statement of Additional Information, the Fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (HTTP://WWW.SEC.GOV). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to PUBLICINFO@SEC.GOV or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the Fund, including the Fund's Statement of Additional Information, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT FILE NO. 811-8620


                                   ----------

                        WILLIAMS CAPITAL MANAGEMENT, LLC
                                  212-373-4260

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  WILLIAMS CAPITAL
  Liquid Assets Fund
--------------------------------------------------------------------------------





                         ------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                  APRIL 1, 2002

                         ------------------------------






This Statement of Additional Information supplements the Prospectuses which offer shares of the Institutional Class and Service Class of the Williams Capital Liquid Assets Fund (the "Fund") and should be read only in conjunction with those Prospectuses, copies of which may be obtained without charge by writing to XXX, or by calling XXX.


          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
       AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF
                PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.





                        WILLIAMS CAPITAL MANAGEMENT, LLC
                                650 FIFTH AVENUE
                               NEW YORK, NY 10019
                                  212-373-4260

--------------------------------------------------------------------------------

                        WILLIAMS CAPITAL MANAGEMENT, LLC
                               LIQUID ASSETS FUND
                   650 Fifth Avenue, New York, New York 10019
                                 (212) 373-4260





                       STATEMENT OF ADDITIONAL INFORMATION









------------------------------ TABLE OF CONTENTS -------------------------------

                                                                        Page
     The Fund
     Investment Objective and Strategies ...............................  2
     Investment Policies, Practices and Limitations ....................  3
     Management of the Fund ............................................  6
     Determination of Net Asset Value .................................. 12
     Fund Transactions ................................................. 12
     Advertising ....................................................... 14
     Taxation .......................................................... 14
     Other Information ................................................. 17

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    THE FUND
--------------------------------------------------------------------------------

The Williams  Capital Liquid Assets Fund is a diversified,  no-load money market
portfolio  of  The  Milestone  Funds  (the  "Trust"),   an  open-end  investment
management company organized as a Delaware business trust on July 14, 1994.

--------------------------------------------------------------------------------
                      INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE  __________________________________________________________

The Fund seeks to provide shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Fund will achieve this goal.


The Fund is designed for investors who seek:

o    Capital Preservation

o    Regular income from a high quality portfolio

o    A highly liquid investment

o    An interim or short-term investment

The Fund is not designed for investors who seek:

[_]  Long-term growth

[_]  High income

[_]  The added security of the Federal Deposit Insurance Corporation


ADDITIONAL INVESTMENT STRATEGIES  ______________________________________________

The following information supplements that set forth in the prospectus. A description of the various types of money market instruments that may be purchased by the Fund appears below.

COMMERCIAL PAPER. The Fund may invest in commercial paper, including master notes. Master notes are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on master notes is subject to change. Although there is no secondary market for master notes, such obligations are considered to be liquid because they are payable immediately upon demand. The Fund may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the "1933 Act"). Section 4(2) paper is restricted as to disposition under the Federal securities laws and generally is sold to institutional investors who are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper will not be subject to the 10% limitation on illiquid securities where the Board of Trustees (the "Board") (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists.

UNITED STATES GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the "full faith and credit" of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, the Federal National Mortgage Association, obligations of the Federal Farm Credit System and the Federal Home Loan Banks.

BANK OBLIGATIONS. The Fund may invest in dollar denominated bank obligations, including negotiable certificates of deposit, time deposits and bankers'
acceptances of banks, and savings institutions that have total assets of $1 billion or more and are organized under the laws of the United States or are domestic or foreign branches or subsidiaries of such banks. The Fund may also invest in U.S. dollar denominated foreign bank obligations, including obligations issued by foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).

ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities. Asset-backed securities represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Fund may invest are subject to the Fund's overall credit requirements.

VARIABLE RATE DEMAND NOTES. The Fund may invest in variable rate demand notes, which are obligations that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance plus accrued interest. The terms of the instruments will provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are usually based upon the prime rate of a bank or another appropriate interest rate index specified in the respective notes. Variable rate instruments maturing in 397 days or less are deemed to have maturities equal to the period remaining until the next readjustment of the rate. The Fund may invest in variable rate securities ultimately maturing in more than 397 days, if the Fund acquires a right to sell the securities that meet certain requirements set forth in Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act").

MUNICIPAL SECURITIES. The Fund may invest in debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Such securities are issued to obtain funds to pay for public projects and services.

REPURCHASE AGREEMENTS. The Fund may purchase repurchase agreements Fully Collateralized (the value of the underlying securities used to collateralize the repurchase agreement is at least 102% of the maturity value) by U.S. Treasury obligations. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The repurchase price reflects a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the repurchase price is in effect secured by the value of the underlying security (as determined daily by the Adviser). This value must be equal to, or greater than, the repurchase price plus the transaction costs (including loss of interest) that the Fund could expect to incur upon liquidation of the collateral if the counterparty defaults. If a counterparty defaults on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a counterparty's bankruptcy, the Fund might be delayed in, or prevented from, selling the collateral for the Fund's benefit.


The Fund will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks pursuant to procedures adopted by the Board. The Fund's investments are subject to the restrictions imposed by Rule 2a-7 under the 1940 Act.

--------------------------------------------------------------------------------
                INVESTMENT POLICIES, PRACTICES AND LIMITATIONS
--------------------------------------------------------------------------------

THE FUND MAY NOT CHANGE ITS INVESTMENT OBJECTIVE OR ANY INVESTMENT POLICY DESIGNATED AS FUNDAMENTAL WITHOUT SHAREHOLDER APPROVAL. Investment policies or practices of the Fund that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Fund's fundamental and non-fundamental investment policies are described further below as a supplement to the disclosure in the Prospectus.

BORROWING. As a fundamental investment policy, the Fund may only borrow money for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, in amounts up to 33 1/3% of the Fund's total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. As a nonfundamental investment policy, the Fund may not purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, the Fund may purchase securities on a when-issued or delayed delivery basis (forward commitments). When these transactions are negotiated, the price (generally expressed in terms of yield) and the interest rate payable on the securities are fixed on the transaction date. Delivery and payment may take place a month or more after the date of the transaction is fixed, however. When the Fund makes the forward commitment, it will record the transactions as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. During the period between a commitment and settlement, no payment is made for the securities purchased and no interest on the security accrues to the purchaser. At the time the Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including price fluctuation. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Although the Fund will only enter into a forward commitment if it intends to actually acquire the securities, if the Fund later chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Fund agrees to purchase a security on a when-issued or delayed delivery basis, the Trust's custodian will set aside and maintain a segregated account of sufficient liquid assets (such as cash or U.S. Treasury obligations) which will be available to make payment for the securities purchased. Failure by the other party to deliver a security purchased by the Fund may result in a loss or a missed opportunity to make an alternative investment. Although there is no limit on the amount of these commitments that the Fund may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the 1933 Act. Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities. The Fund may invest up to 10% of its net assets in illiquid securities,including repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Fund will not invest in repurchase agreements having a maturity in excess of one year. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments. The Board has ultimate responsibility for determining whether specific securities are liquid or illiquid. The Adviser monitors the liquidity of securities held by the Fund and reports periodically to the Board. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (i) frequency of trades and quotes; (ii) number of dealer and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The Adviser will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, the Adviser determines that a Rule 144A security is no longer liquid, the Adviser will review the Fund's holdings of illiquid securities to determine what, if any, action is required to assure that the Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of the Fund's investment in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

OTHER INVESTMENT COMPANIES. In the future, the Fund may attempt to achieve its investment objective by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Fund in accordance with the provisions of the 1940 Act or any orders, rules or regulations thereunder adopted by the Securities and Exchange Commission.

CASH POSITION. Although the Fund intends to be invested fully, it may hold a DE MINIMUS amount of cash for a short period prior to investment or payment of the proceeds of redemption. The amount of this cash should not exceed 5% of the Fund's assets, and in most cases will be significantly less.

INVESTMENT LIMITATIONS  ________________________________________________________

Listed below are the fundamental investment limitations that cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. The Fund MAY NOT:

     1. issue "senior securities" as defined in the 1940 Act, as amended and the rules, regulations and orders thereunder, except as permitted under such Act and the rules, regulations and orders thereunder;

     2. borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may engage in investment strategies to the extent permitted by the Investment Company Act of 1940, as amended and to the extent consistent with its investment objective and policies. To the extent that the Fund engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost of market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions;

     3. make loans. This restriction does not apply to (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies, (b) repurchase agreements, and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act, as amended;

     4. engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities;

     5. purchase or sell real estate, commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate and securities which are secured by real estate or interests therein, (b) holding or selling real estate received in connection with securities it holds or held, or (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund's investment objective and policies);

     6. purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, tax-exempt securities of state or municipal governments, and their political subdivisions, and bank instruments of U.S. and foreign banks or branches of U.S. and foreign banks, such as CD's, bankers' acceptances, time deposits and bank repurchase agreements; and

     7. purchase securities of any one issuer, other than the obligations of the U.S. government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer, except as permitted under Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time; and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

Except as required by the 1940 Act, if a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made a later change in percentage resulting from a change in the market values of the Fund's assets, the change in status of a security or purchases and redemptions of shares will not be considered a violation of the limitation.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS  _________________________________________________________

The Trustees and Officers of the Trust and their ages, addresses, positions and principal occupations during the past five years are set forth below. Each of the Trustees and Officers oversees all of the portfolios in the Trust. Each Trustee oversees the two portfolios in the Trust. There is no limit on the length of the term that each trustee serves.

------------------------------- ------------------------------------------------
                                PRINCIPAL OCCUPATION DURING AT LEAST
                                THE PAST FIVE YEARS AND OTHER DIRECTORSHIPS
NAME, ADDRESS, POSITION         HELD BY OFFICER
------------------------------- ------------------------------------------------
INTERESTED PERSONS
------------------------------- ------------------------------------------------
Janet Tiebout Hanson (49)       President   and  Chief   Executive   Officer  of
810 Old Post Road               Milestone   Capital   Management,    L.P.,   the
Bedford, New York 10506         Sub-Adviser  to the Fund and President and Chief
                                Executive    Officer   of   Milestone    Capital
Chairman and President          Management  Corp.,  the  general  partner of the
since  October 1994             Sub-Adviser.  Ms. Hanson  founded the Adviser in
                                July of 1994. Ms. Hanson was a Managing Director
                                of  the  Hanson   Consulting   Group,   Inc.,  a
                                management  consulting firm, from September 1993
                                to May 1994.  From  October 1991 to August 1993,
                                she was  Vice-President  of the Asset Management
                                Division of Goldman,  Sachs & Co., an investment
                                banking firm.  Ms. Hanson was also with Goldman,
                                Sachs & Co.  from  1977  to  1987.  During  that
                                period,  she  became   Vice-President  of  Fixed
                                Income Sales and served as  co-manager  of money
                                market sales in New York.
------------------------------- ------------------------------------------------
Dort A. Cameron III (56)        Chairman  of  the  Board  of  Milestone  Capital
Airlie Farm                     Management  Corp.  Since  1984,  he has been the
751 Old Post Road               General  Partner  of  BMA  L.P.,  which  is  the
Bedford, New York 10506         General    Partner   of    Investment    Limited
                                Partnership,  an investment  partnership.  Since
Trustee since October 1994      1988, Mr. Cameron has been a General  Partner of
                                EBD L.P.,  which is the  General  Partner of The
                                Airlie Group,  L.P., an investment  partnership.
                                He  has  been  Chairman  of  Entex   Information
                                Services,   a  computer   resale   and   service
                                corporation, since August 1993. Mr. Cameron is a
                                Trustee and Chairman of the Finance Committee of
                                Middlebury College.
------------------------------- ------------------------------------------------
*Christopher J.                 President   and  Chief   Executive   Officer  of
Williams (48)                   Williams Capital Management, LLC, the Adviser to
1185 Park Avenue                the Fund,  and  President  and  Chief  Executive
New York, NY  10128             Officer of The Williams Capital Group, L.P., one
                                of the three largest  minority-owned  investment
Trustee since January 1999      banking  firms  in  the  United  States.  Former
                                Senior Vice President, Lehman Brothers Inc. from
                                1984 to 1992.  Mr.  Williams  is a member of the
                                board  of   directors   of  the  New  York  City
                                Partnership and Chamber of Commerce,  as well as
                                a  member  of The  Economic  Club  of New  York.
                                Additionally,  he sits on the board of directors
                                of the WNYC Foundation.
------------------------------- ------------------------------------------------
*Jeffrey R. Hanson (44)         Chief  Operating   Officer,   Milestone  Capital
810 Old Post Road               Management,  L.P., and Managing  Director of the
Bedford, New York 10506         Hanson Consulting Group, Inc.

Secretary since
October 1994
------------------------------- ------------------------------------------------

------------------------------- ------------------------------------------------
NON INTERESTED PERSONS
------------------------------- ------------------------------------------------
John D. Gilliam (71)            Chief Financial Officer, The Robert Wood Johnson
700 Park Avenue,                Foundation,   Princeton,   New  Jersey.   Former
New York, New York 10021        Limited Partner,  Goldman, Sachs & Co. from 1987
                                to 1999.  From  1991 to 1994,  Mr.  Gilliam  was
Trustee since October 1994      Deputy Comptroller,  Bureau of Asset Management,
                                in the Office of the Comptroller for the City of
                                New York.  He was a Partner at Goldman,  Sachs &
                                Co. from 1973 to 1987.
------------------------------- ------------------------------------------------
Karen S. Cook (49)              General Partner of Steinhardt  Partners,  LP, an
125 East 72nd Street            investment  partnership and Nepeta Capital, LLC,
New York,  New York 10021       a fund of funds.  Trus College and member of the
                                Investment  Committee.  She is a  member  of the
                                Advisory  Board  of  Fifth  Avenue   Alternative
Trustee since October           Investments  (Bessemer  Trust).  From 1975 until
1994                            1987,  Ms. Cook was with the Equity  Division of
                                Goldman,   Sachs   &  Co.,   where   she  was  a
                                Vice-President and senior block trader.
------------------------------- ------------------------------------------------
Anne Brown Farrell (51)         Partner   of   Sage   Capital   Management,   an
34 Midwood Road,                investment  partnership.  Former Vice-President,
Greenwich, Connecticut 06830    Fixed Income Division, Goldman, Sachs & Co. From
                                1973  through  November  1994,  Ms.  Farrell was
Trustee since October  1994     associated   with   Goldman   Sachs  in  various
                                capacities  including  Money  Market  Sales  and
                                Trading, and Fixed Income Administration.
------------------------------- ------------------------------------------------
Allen Lee Sessoms (55)          Lecturer and Fellow,  John F. Kennedy  School of
John F. Kennedy                 Government at Harvard University,  2000-Present.
School of Government            Former  President  of Queens  College,  The City
79 John F. Kennedy Street       University  of  New  York,   1995-2000.   Former
Cambridge, MA 02138             Executive   Vice   President,    University   of
                                Massachusetts Systems from 1993-1995.  From 1980
Trustee  since June 1997        to 1993 Dr. Sessoms was associated with the U.S.
                                Department   of  State  in  various   capacities
                                including Deputy Chief of Mission, U.S. Embassy,
                                Mexico,    Minister-Counselor    for   Political
                                Affairs, U.S. Embassy,  Mexico and Counselor for
                                Scientific  and  Technological   Affairs,   U.S.
                                Embassy,   Paris,  France.  From  1974-1981  Dr.
                                Sessoms was an Assistant Professor of Physics at
                                Harvard  University.  From 1973-1975 Dr. Sessoms
                                was  a  Scientific  Associate  at  the  European
                                Organization  of  Nuclear  Research.  He  was  a
                                post-doctoral  Research  Associate at Brookhaven
                                National Laboratory from 1972-1973.
------------------------------- ------------------------------------------------


Janet Tiebout Hanson, Dort A. Cameron III, Christopher J. Williams,  and Jeffrey
R. Hanson are interested persons of the Trust as that term is defined in the 1940 Act. Janet Tiebout Hanson and Jeffrey R. Hanson are married.

Because the Fund was not in operation on December 31, 2001, none of the Officers of the Trust beneficially owned any equity securities in the Fund. The following table outlines the dollar range of equity securities beneficially owned by each Trustee for the year ended December 31, 2001:

                                            DOLLAR RANGE OF SECURITIES
                NAME OF TRUSTEE       IN THE FUND              IN THE TRUST
      Janet Hanson                       None                 $10,000-50,000
      Dort A. Cameron III                None                 Over $100,000
      John Gilliam                       None                      None
      Karen Cook                         None                      None
      Anne Brown Farrell                 None                      None
      Allen Sessoms                      None                      None
      Christopher J. Williams            None                      None
      Jeffrey R. Hanson                  None                      None

None of the independent trustees were beneficial or record owners of any classes of securities of the Fund as of December 31, 2001.

The Board's Audit Committee is made up of Ms. Cook, Mr. Gilliam, Ms. Farrell, and Mr. Sessoms. The Audit Committee is responsible for: considering management's recommendations of independent accountants and evaluating such accountants' performance, cost and financial stability; reviewing the scope of audit plans prepared by the independent accountants and management; and reviewing, with the independent accountants and management, the financial statements contained in reports to shareholders.

In determining whether to approve the Investment Advisory and Sub-Advisory Agreements, the Board evaluated information provided by the Adviser and the Sub-Adviser in accordance with Section 15(c) of the 1940 Act. At its meeting in March 2002, the Board considered the nature and quality of services to be provided to the Fund and the fees and expenses to be borne by the Fund.

In reviewing the quality of services provided to the Fund, the Board reviewed the quality and depth of the Adviser's and Sub-Adviser's organizations in general and of the investment professionals providing services to the Fund. In reviewing the fees and expenses borne by the Portfolio, the Board noted that the Fund's advisory fees and total expenses as a percentage of average net assets were generally favorable in relation to its peer groups. Based on this review, the Board concluded that the advisory fees and other expenses of the Portfolio are fair, both absolutely and in comparison with those of other funds, and that shareholders could expect to receive reasonable value in return for paying such fees and expenses.


The following table sets forth the fees paid to each Trustee of the Trust for the fiscal year ended November 30, 2001.

                                         Pension or
                                         Retirement                    Total
                                          Benefits    Estimated    Compensation
                                         Accrued As     Annual     From Company
                             Aggregate     Part of     Benefits      And Fund
                           Compensation     Fund         Upon    Complex(1) Paid
Name of Person              From Trust    Expenses    Retirement   To Directors
--------------------------------------------------------------------------------

Janet T. Hanson                   $0          $0          $0              $0

Dort A. Cameron III               $0          $0          $0              $0

John D. Gilliam               $3,000          $0          $0          $3,000

Karen S. Cook                 $2,000          $0          $0          $2,000

Anne Brown Farrell            $2,000          $0          $0          $2,000

Allen Lee Sessoms             $2,000          $0          $0          $2,000

Christopher J. Williams           $0          $0          $0              $0

(1)  The Fund Complex is composed of two funds.

As of March 1, 2002, the Trustees and officers of the Fund in the aggregate owned less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER  ____________________________________________________________

The Fund's investment adviser, Williams Capital Management, LLC (the "Adviser") furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund. The Investment Advisory Agreement between the Trust and the Adviser will remain in effect with respect to the Fund for a period of 24 months and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Investment Advisory Agreement.

The Investment Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to the Fund, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of reckless disregard of the Adviser's obligations and duties under the Investment Advisory Agreement.

For the services provided by the Adviser, the Trust pays the Adviser, with respect to the Fund, an annual fee of 0.10% of the total average daily net assets of the Fund. This fee is accrued by the Trust daily. The Adviser may waive up to 100% of the advisory fee of the Fund. At any time, however, the Adviser may rescind a voluntary fee waiver.

Subject to the obligations of the Adviser to reimburse the Trust for its excess expenses, the Trust has confirmed its obligation to pay all of its expenses, including: interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of shares; premiums of insurance for the Trust, its Trustees and officers and fidelity bond premiums; applicable fees, interest charges and expenses of third parties, including the Trust's manager, investment adviser, investment sub-adviser, custodian, transfer agent and fund accountant; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses, auditing, legal and compliance expenses; cost of forming the Trust and maintaining its existence; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; expenses of meetings of shareholders and proxy solicitations therefor; costs of maintaining books and accounts and preparing tax returns; costs of reproduction, stationery and supplies; fees and expenses of the Trustees; compensation of the Trust's officers and employees who are not employees of the Adviser, and costs of other personnel (who may be employees of the Adviser) performing services for the Trust; costs of Trustee meetings; Securities and Exchange Commission registration fees and related expenses; and state or foreign securities laws registration fees and related expenses.

The Adviser may carry out any of its obligations under the Investment Advisory Agreement by employing, subject to the Board's supervision, one or more persons who are registered as investment advisers or who are exempt from registration. The Investment Advisory Agreement provides that the Adviser shall not be liable for any act or omission of any sub-adviser except with respect to matters as to which the Adviser specifically assumes responsibility in writing.

INVESTMENT SUB-ADVISER  ________________________________________________________

Milestone Capital Management, L.P. (the "Sub-Adviser") serves as sub-adviser to the Fund pursuant to an Investment Sub-Advisory agreement with the Trust on behalf of the Fund. The general partner of the Sub-Advisor is Milestone Capital Management Corp., a New York Corporation. Subject always to the control of the Board of Trustees and the Adviser, Milestone regularly provides investment advice to the Fund and continuously supervises the investment and re-investment of cash and securities of the Fund. Milestone must carry out its sub-advisory responsibilities in a manner consistent with the investment objective, policies and restrictions of the Fund. Milestone keeps the Fund's book and records required to be maintained by, or on behalf of, the Fund with respect to sub-advisory services. Milestone furnishes reports, evaluations, information and analysis to the Adviser and the Fund as the Adviser and /or the Board of Trustees request, or as Milestone may deem otherwise desirable. Milestone pays all expenses incurred by it in connection with its activities under the sub-advisory agreement, other than the cost (including taxes and brokerage commissions, if any) of investments purchased by the Fund. For its services, Milestone receives a fee from the Adviser (not the Fund).

ADMINISTRATOR  _________________________________________________________________

Milestone Capital Management, L.P. also acts as administrator (the "Administrator") to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Fund. The Administrator provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent, custodian, and other service providers, and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities. The Administration Agreement is automatically renewed each year for a period of one year.

The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Fund by vote of the Fund's shareholders or by either party on not more than 60 days' written notice. The Administration Agreement also provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement.

As compensation for services performed under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of .04% of the assets of the Fund taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than .04% of its respective assets for administration expenses.

Pursuant to a Sub-Administration agreement, the Administrator has delegated certain of its duties to The Bank of New York.


UNDERWRITER  ___________________________________________________________________

Unified Management Corp. (the "Underwriter") serves as the Trust's statutory underwriter and acts as the agent of the Trust in connection with the offering of shares of the Fund pursuant to an Underwriting Agreement. The Underwriting Agreement will continue in effect for two years and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders entitled to vote thereon, and in either case, by a majority of the Trustees who (i) are not parties to the Underwriting Agreement, (ii) are not interested persons of any such party or of the Trust and
(iii) with respect to any class for which the Trust has adopted an underwriting plan, have no direct or indirect financial interest in the operation of that underwriting plan or in the Underwriting Agreement, at a meeting called for the purpose of voting on the Underwriting Agreement. All subscriptions for shares obtained by the Underwriter are directed to the Trust for acceptance and are not binding on the Trust until accepted by it. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation under the Underwriting Agreement and is under no obligation to sell any specific amount of Fund shares. The Underwriter is an affiliate of Unified Fund Services, Inc., the Trust's transfer agent. See "Transfer Agent".

The Underwriting Agreement provides that the Underwriter shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of its obligations and duties under the Underwriting Agreement.

The Underwriting Agreement is terminable with respect to the Fund without penalty by the Trust on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by the Underwriter on 60 days' written notice. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Underwriter may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without sales charges or underwriting fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

TRANSFER AGENT  ________________________________________________________________

Unified Fund Services, Inc. 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806 (the "Transfer Agent") acts as transfer agent and dividend disbursing agent for the Trust pursuant to a Transfer Agency Agreement. The Transfer Agency Agreement will remain in effect for a period of eighteen months with respect to the Fund and thereafter is automatically renewed each year for an additional term of one year.

Among the responsibilities of the Transfer Agent are, with respect to shareholders of record: (1) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares;

(5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

The Transfer Agent or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Fund with respect to assets invested in the Fund. The Transfer Agent or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from the Transfer Agent with respect to assets of those customers or clients invested in the Fund. The sub-transfer agents or processing agents retained by the Transfer Agent may be affiliated persons of the Transfer Agent.

CUSTODIAN AND ACCOUNTING AGENT  ________________________________________________

Pursuant to a Custodian Contract with the Trust, The Bank of New York, One Wall Street, New York, New York 10286, acts as the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities and determining income payable on and collecting interest on Fund investments.

The Bank of New York also serves as the accounting agent for the Trust. As the accounting agent, The Bank of New York is responsible for calculating the net asset value of each class of shares of the Fund and for maintaining the Trust's books and records.


INDEPENDENT AUDITOR  ___________________________________________________________

Deloitte & Touche LLP, New York, New York, act as independent auditors for the Trust.


LEGAL COUNSEL  _________________________________________________________________

Legal counsel to the Trust is provided by Kramer Levin Naftalis & Frankel LLP, New York, New York.


SHAREHOLDER SERVICES ___________________________________________________________

The Trust has adopted a Shareholder Service Plan under which it pays the Adviser 0.25% and 0.10% of the average daily net assets of the Service Shares and Institutional Shares, respectively, so that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services.

Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Fund shares held beneficially; and providing such other services as the Trust or a shareholder may request.

DISTRIBUTION PLANS _____________________________________________________________

The Trust has adopted a distribution plan for the Service Shares. The Plan provides that the Fund may incur distribution expenses related to the sale of Service Shares of up to 0.25% per annum of the Fund's average daily net assets attributable to such Shares. The Plan provides that the Fund may finance activities which are primarily intended to result in the sale of Service Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the Trust or its distributor.

In approving the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the Qualified Trustees, being Trustees who are not "interested persons", as defined by the 1940 Act, of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the holders of the Service Shares of the Fund. The Plan will continue in effect from year-to-year if specifically approved annually (a) by the majority of the Fund's applicable outstanding voting Shares or by the Board of Trustees and (b) by the vote of a majority of the Qualified Trustees. While the Plan remains in effect, the Trust's Principal Financial Officer shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by the Fund under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board of Trustees and by the Qualified Trustees cast in person at a meeting called specifically for that purpose. While the Plan is in effect, the selection and nomination of the Qualified Trustees shall be made by those Qualified Trustees then in office.

Payments under the 12b-1 Plan are subject to the conditions imposed by Rule 12b-1 and Rule 18f-3 under the 1940 Act and the Rule 18f-3 Multiple Class Plan, which has been adopted by the Trustees for the benefit of the Trust. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sales of shares". Rule 12b-1 provides, among other things, that the Trust may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expensed, and the purposes for which such expenditures were incurred, will be made to the Trustees for their review at least quarterly.

--------------------------------------------------------------------------------
                        DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

Pursuant to the rules of the Securities and Exchange Commission, the Board has established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling Fund securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Trust has also established procedures to ensure that portfolio securities meet the Fund's quality criteria.

In determining the approximate market value of Fund investments, the Fund may employ outside organizations which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value.

--------------------------------------------------------------------------------
                               FUND TRANSACTIONS
--------------------------------------------------------------------------------

Purchases and sales of portfolio securities for the Fund usually are principal transactions. Fund securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There usually are no brokerage commissions paid for any purchases. While the Trust does not anticipate that the Fund will pay any amounts of commission, in the event the Fund pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Fund that it would otherwise be obligated to pay itself. Any transaction for which the Fund pays commissions or transaction-related compensation will be effected at the best price and execution available, taking into account the value of any research services provided, or the amount of any payments for other services made on behalf of the Fund, by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for the Fund by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund.

Investment decisions for the Fund will be made independently from those for any other portfolio, account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Fund and other portfolios, accounts, or investment companies managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each entity. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION  ________________________________

Shares of the Fund are sold on a continuous basis by the underwriter without any sales charge. Shareholders may effect purchases or redemptions or request any shareholder privilege in person at Unified Fund Services, Inc.'s offices located at 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806.

The Trust accepts orders for the purchase or redemption of shares on any day that the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time). The Trust may also process purchase and sale orders and calculate its net asset value on days that the Fund's primary trading markets are open and the Fund's management determines to do so. The Trust does not determine net asset value, and does not accept orders, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas. If the Public Securities Association recommends that the government securities markets close early, the Trust reserves the right to advance the time at which purchase and redemption offers must be received. In this event, a purchase or redemption order will be executed at the net asset value next determined after receipt. Investors who place purchase orders after the advanced time become entitled to dividends on the following Fund Business Day. If a redemption request is received after the advanced time, the Transfer Agent ordinarily will wire redemption proceeds on the next Fund Business Day. In addition, the Trust reserves the right to advance the time by which purchase and redemption orders must be received for same day credit as otherwise permitted by the Securities and Exchange Commission.

ADDITIONAL REDEMPTION MATTERS  _________________________________________________

The Trust may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus from time to time.

Redemptions may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. The Trust has filed an election with the Securities and Exchange Commission pursuant to which the Fund will only consider effecting a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's net asset value, whichever is less, during any 90-day period.

--------------------------------------------------------------------------------
                                  ADVERTISING
--------------------------------------------------------------------------------

PERFORMANCE DATA  ______________________________________________________________

The Fund may provide current annualized and effective annualized yield quotations for each class based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Fund is historical and is not intended to indicate future returns.

In performance advertising the Fund may compare any of its performance information with data published by independent evaluators including Morningstar, Lipper Analytical Services, Inc., iMoneyNet, Inc., Thomas Financial and other companies that track the investment performance of investment companies ("Fund Tracking Companies"). The Fund may also compare any of its performance information with the performance of recognized stock, bond and other indices. The Fund may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Any current yield quotation of a class of the Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the 1933 Act, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and shall be calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Fund shall be calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

Although published yield information is useful to investors in reviewing a class's performance, investors should be aware that the Fund's yield fluctuates from day to day and that its yield for any given period is not an indication or representation by the Fund of future yields or rates of return on its shares. The yields of a class are neither fixed nor guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare directly the Fund's yield information to similar information of investment alternatives that are insured or guaranteed.

Income calculated for the purpose of determining the yield of a class differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class may differ from the rate of distribution the class paid over the same period or the rate of income reported in the Fund's financial statements.

The Fund may advertise other forms of performance. For example, the Fund may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.

--------------------------------------------------------------------------------
                                    TAXATION
--------------------------------------------------------------------------------

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY  _______________________________

The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (I.E., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (I.E., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (I.E., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must satisfy a gross income test (the "Income Requirement"). To satisfy the Income Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES  __________________________________

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS  ____________________________________________________________

The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient".

SALE OR REDEMPTION OF SHARES  __________________________________________________

The Fund seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Fund will do this. If the net asset value varies from $1.00 per share, a shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS  __________________________________________________________

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends, and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign noncorporate shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or subject to withholding at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; STATE AND LOCAL TAX CONSIDERATIONS  ______________

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE TRUST AND ITS SHAREHOLDERS  ________________________________________________

The Trust was originally organized as a Delaware business trust on July 14, 1994, under the name Learning Assets. By Certificate of Amendment filed with the Secretary of State in Delaware on December 1, 1994, and amendment to its Trust Instrument and Bylaws, the Trust changed its name to The Milestone Funds.

The Fund offers Institutional Shares and Service Shares. Each class of shares has a different distribution arrangement. Also, to the extent one class bears expenses different from the other class, the amount of dividends and other distributions it receives, and its performance, will differ. Shareholders of one class have the same voting rights as shareholders of each other class, except that separate votes are taken by each class of the Fund if the interests of one class differ from the interests of the other.


Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.

The Trust Instrument further provides that the Trustees shall not be liable to any person other than the Trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Fund capital consists of shares of beneficial interest. Shares are fully paid and nonassessable, except as set forth above with respect to Trustee and shareholder liability. Shareholders representing 10% or more of the Trust or a series may, as set forth in the Trust Instrument, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the series; however, the Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. If not so terminated or reorganized, the Trust and its series will continue indefinitely. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement.

CODE OF ETHICS  ________________________________________________________________

The Adviser and the Trust have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act, which prevent violations of the anti fraud provisions of the securities laws by forbidding Access Persons from: (i) recommending to or causing the Trust to acquire or dispose of any security in which such Access Person or its affiliate has direct or indirect beneficial ownership without prior written disclosure; (ii) purchasing or selling any security which such person intends to recommend for purchase or sale by the Trust until the Trust has completed all of its intended trades in that security; (iii) acquiring a security in a limited offering or in an IPO without prior written approval; and
(iv) engaging in a transaction involving securities held or being considered for investment by the Trust.

The Code of Ethics is filed as an exhibit to the Trust's registration statement and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Code of Ethics is also available on the EDGAR Database on the SEC's internet site at http://www.sec.gov, or for a duplication fee, by electronic request at the following e mail address:
publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                                     PART C
                                OTHER INFORMATION


Item 23.      Exhibits.

           Exhibits:

                    EX-99.B1.           Copy of Trust Instrument dated July 14,
                                        1994, as amended and restated December
                                        1, 1994 (filed as Exhibit 1 to
                                        Pre-effective Amendment No. 3 dated
                                        December 5, 1994 ("Pre-effective 3"), to
                                        Registrant's Registration Statement on
                                        Form N-1A filed on July 14, 1994 (File
                                        No. 33-81574) ("Registration Statement") and incorporated herein by reference).*

                    EX-99.B2.           Copy of Bylaws dated July 14, 1994, as
                                        amended and restated December 1, 1994
                                        (filed as Exhibit 2 to Pre-effective 3
                                        and incorporated herein by reference).*

                    EX-99.B3.           Inapplicable.

                    EX-99.B4.           Form of Investment Advisory Agreement to
                                        be between Registrant and Milestone
                                        Capital Management L.P.*

                    EX-99.B5.       (a) Revised Form of Distribution
                                        Agreement to be between Registrant and
                                        Forum Financial Services, Inc. (filed as
                                        Exhibit 6(a) to Pre-effective Amendment
                                        No. 1, dated September 16, 1994
                                        ("Pre-effective 1"), to Registrant's
                                        Registration Statement and incorporated
                                        herein by reference).*

                                    (b) Form of Co-distribution Agreement to
                                        be between Registrant and Bear, Stearns
                                        & Co. Inc. (filed as Exhibit 6(b) to
                                        Pre-effective Amendment No. 2 to
                                        Registrant's Registration Statement
                                        ("Pre-effective 2") and incorporated
                                        herein by reference).*

                                    (c) Form of Primary Dealer Agreement to be
                                        between Forum Financial Services, Inc.
                                        and Bear, Stearns & Co. Inc. (filed as
                                        Exhibit 6(c) to Pre-effective Amendment
                                        No. 7 to Registrant's Registration
                                        Statement and incorporated herein by
                                        reference).*

                                    (d) Form of Underwriting Agreement to be
                                        between Registrant and Fund/Plan Broker
                                        Services, Inc. (filed as Exhibit 6(d) to
                                        Post-Effective Amendment No. 3 dated
                                        February 23, 1996 ("Post-Effective 3"),
                                        to Registrant's Registration Statement
                                        and incorporated herein by reference).*

                                    (e) Form of Underwriting Agreement to be
                                        between Registrant and Unified
                                        Management Corp., formerly known as CW
                                        Fund Distributors, Inc., prior thereto
                                        as Midwest Group Financial Services,
                                        Inc. (filed as Exhibit 6(e) to
                                        Post-Effective Amendment No. 4 dated
                                        April 30, 1996, ("Post-Effective 4"), to
                                        Registrant's Registration Statement and
                                        incorporated by reference).*

                                    (f) Form of Selected Dealer Agreement to be
                                        between Unified Management Corp.,
                                        formerly known as CW Fund Distributors,
                                        Inc., prior thereto as Midwest Group
                                        Financial Services, Inc. and selected
                                        dealers (filed as Exhibit 6(f) to
                                        Post-Effective 4 and incorporated herein by reference).*

                    EX-99.B6.           Inapplicable.

                    EX-99.B7.       (a) Form of Custodian Agreement (filed as
                                        Exhibit 8 to Pre-effective 2 and
                                        incorporated herein by reference).*

                                    (b) Form of Custodian Agreement to be
                                        between Registrant and The Bank of New
                                        York (filed as Exhibit 8(b) to
                                        Post-Effective 3 and incorporated herein by reference).*

                    EX-99.B8.       (a) Revised Form of Administration Agreement
                                        to be between Registrant and Forum
                                        Financial Services, Inc. (filed as
                                        Exhibit 9(a) to Pre-effective 1 and
                                        incorporated herein by reference).*

                                    (b) Revised Form of Transfer Agency
                                        Agreement to be between Registrant and
                                        Forum Financial Corp. (filed as Exhibit
                                        9(b) to Pre-effective 1 and incorporated herein by reference).*

                                    (c) Revised Form of Fund Accounting
                                        Agreement with Forum Financial Corp.
                                        (filed as Exhibit 9(c) to Pre-effective
                                        1 and incorporated herein by
                                        reference).*

                                    (d) Form of Client Services Agreement to be
                                        between Milestone Capital Management,
                                        L.P. and Bear, Stearns & Co. Inc. (filed as Exhibit 9(d) to Pre-effective 2 and incorporated herein by reference).*

                                    (e) Form of Administration Agreement to be
                                        between Registrant and The Bank of New
                                        York (filed as Exhibit 9(e) to
                                        Post-Effective 3 and incorporated herein by reference).*

                                    (f) Form of Transfer Agency Agreement to be
                                        between Registrant and Fund/Plan
                                        Services, Inc. (filed as Exhibit 9(f) to
                                        Post-Effective 3 and incorporated herein by reference).*

                                    (g) Form of Accounting Agreement to be
                                        between Registrant and The Bank of New
                                        York (filed as Exhibit 9(g) to
                                        Post-Effective 3 and incorporated herein by reference).*

                                    (h) Form of Cash Management Agreement to be
                                        between Registrant and The Bank of New
                                        York (filed as Exhibit 9(h) to
                                        Post-Effective 3 and incorporated herein by reference).*

                                    (i) Form of Transfer, Dividend Disbursing,
                                        Shareholder Service and Plan Agency
                                        Agreement to be between the Registrant
                                        and Unified Fund Services, Inc.,
                                        formerly known as Countrywide Fund
                                        Services, Inc., prior thereto as MGF
                                        Service Corp. (filed as Exhibit 9(i) to
                                        Post-Effective 4 and incorporated herein by reference).*

                    EX-99.B9.           Opinion of Counsel, Kramer Levin
                                        Naftalis & Frankel LLP (filed as Exhibit
                                        10 to Pre-effective 3 and incorporated
                                        herein by reference).*

                    EX-99.B10.      (a) Consent of Independent Auditors,
                                        Deloitte & Touche (filed herewith).

                                    (b) Consent of Legal Counsel, Kramer Levin
                                        Naftalis & Frankel LLP (filed herewith).

                    EX-99.B11.          Inapplicable.

                    EX-99.B12.          Investment Representation letter (filed
                                        as Exhibit 13 to Pre-effective 3 and
                                        incorporated herein by reference).*

                    EX-99.B13.      (a) Rule 12b-1 Plan for the Service Shares
                                        of the Treasury Obligations Portfolio of the Registrant (filed as Exhibit 15(a) to Post-Effective 6 and incorporated herein by reference).*

                                    (b) Rule 12b-1 Plan for the Premium Shares
                                        of the Treasury Obligations Portfolio of the Registrant (filed as Exhibit 15(b) to Post-Effective 6 and incorporated herein by reference).*

                                    (c) Rule 12b-1 Plan for the Service Shares
                                        of the Prime Obligations Portfolio of
                                        the Registrant (filed as Exhibit 15 to
                                        Post-Effective 8 and incorporated herein by reference)*

                    EX-99.B14.          Form of Shareholder Service Plan for the
                                        Institutional and Service Shares of the
                                        Prime Obligations Portfolio of the
                                        Registrant (filed as Exhibit 16 to
                                        Post-Effective 8 and incorporated herein by reference).*

                    EX-99.B15.          Inapplicable.


                    EX-99.B16.          Rule 2a-7 (filed as Exhibit 17 to
                                        Post-Effective 8 and incorporated herein by reference).*

                    EX-99.B17.          Multiclass Plan adopted June 14, 1995
                                        pursuant to Rule 18f-3 under the 1940
                                        Act (filed as Exhibit 18 to
                                        Post-Effective 8 and incorporated herein by reference).*

                    EX-99.B18.          Code of Ethics adopted February 11, 2000
                                        (incorporated herein by reference).*

                    Other Exhibits:

                    EX-99.B(A)          Power of Attorney, Janet Tiebout Hanson,
                                        Chairman and President (filed as Exhibit
                                        A to Pre-effective 2 and incorporated
                                        herein by reference).*

                    EX-99.B(B)          Power of Attorney, Dort A. Cameron III,
                                        Trustee (filed as Exhibit B to
                                        Pre-effective 2 and incorporated herein
                                        by reference).*

                    EX-99.B(C)          Inapplicable.

                    EX-99.B(D)          Power of Attorney, Karen S. Cook,
                                        Trustee (filed as Exhibit D to
                                        Pre-effective 3 and incorporated herein
                                        by reference).*

                    EX-99.B(E)          Power of Attorney, Anne Brown Farrell,
                                        Trustee (filed as Exhibit E to
                                        Pre-effective 3 and incorporated herein
                                        by reference).*

                    EX-99.B(F)          Power of Attorney, John D. Gilliam,
                                        Trustee (filed as Exhibit F to
                                        Pre-effective 3 and incorporated herein
                                        by reference).*

                                      * Previously filed.

Item 24.      Persons Controlled by or Under Common Control with Registrant.

                    None.

Item 25.      Indemnification.

              Section 10.01 of the Registrant's Trust Instrument provides that a Trustee, when acting in such capacity, will not be personally liable to any person other than the Trust or Shareholders for any act, omission or obligation of the Trust or any Trustee. Section
              10.01 also provides that a Trustee, when acting in such capacity, will not be liable to the Trust or to Shareholder except for acts or omissions constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the Trustee's duties under the Trust Instrument.

              The general effect of Section 10.02 of the Registrant's Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, Section 10.02 also provides that the Trust may obtain insurance coverage for the indemnification rights provided for Section 10.02.

              The foregoing description of the limitation of liability, indemnification and insurance provisions of the Trust Instrument is modified in its entirety by the provisions of Article X of the Trust Instrument contained in this Registration Statement as
              Exhibit 1 and incorporated herein by reference.

              Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.      Business and Other Connections of Investment Advisers.

              The description of Milestone Capital Management L.P. under the caption "Management of the Trust The Adviser" and "Management - Investment Adviser" in the Prospectus and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

              The address of Milestone Capital Management L.P. is One Executive Boulevard, Yonkers, New York 10701. The General Partner of Milestone Capital Management L.P. is Milestone Capital Management Corp. The principal shareholder of Milestone Capital Management Corp. is Janet Tiebout Hanson. The following are the partners and executive officers of Milestone Capital Management L.P., including any business connections of a substantial nature which they have had in the past two years.

              Janet Tiebout Hanson, President, Chief Executive Officer, and Chief Investment Officer

                     President and Chief Executive Officer of Milestone Capital Management Corp., One Executive Boulevard, Yonkers, New York 10701. From September 1993 to May 1994, Ms. Hanson was Managing Director of the Hanson Consulting Group, Ltd., 38 Forest Lane, Bronxville, New York 10708. From October 1991 to August 1993, she was Vice President of Goldman Sachs & Co., 85 Broad Street, New York, New York 10004.

              Elizabeth C. Cameron, Limited Partner

                     Laboratory Assistant, New York Medical Hospital Medical Genetics Laboratory. From May 1968 to June 1970, Ms. Cameron was a banker with State Street Bank & Trust.

              Sarah Brooke Cameron, Limited Partner

                     Film Maker, Brilliant Mistakes Production, 42 Bond St., 6th Floor, New York, New York 10012. From November 1993 to July 1995, Ms. Cameron was a film maker for 2637 Cinema LLC, 7 East 85th Street, New York, New York 10028. From May 1993 to November 1993, Ms. Cameron was a film maker for Waynes World, 555 Melrose Avenue, Hollywood, California 90038. From September 1992 to March 1993, Ms. Cameron was a film maker for CIC Video UK, London, England.

              Eliza Lindsay Cameron, Limited Partner

                     Student, Rippowam Cisqua School, Bedford, New York 10506.

              Jeffrey R. Hanson, Chief Operating Officer

                     Managing Director of the Hanson Consulting Group, 38 Forest Lane, Bronxville, New York 10708.

Item 27.      Principal Underwriters.

       (a) CW Fund Distributors, Inc. formerly known as Midwest Group Financial Services, Inc., the Registrant's underwriter, serves as underwriter to the Registrant.

       (b)    Not applicable.

       (c)    Not applicable.

Item 28.      Location of Books and Records.

              The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") and the Rules thereunder are maintained at the offices of The Bank of New York, 15 Broad Street, New York, New York 10005. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Other Information - Custodian" in Part B to this Registration Statement.

Item 29.      Management Services.

                     Inapplicable.

Item 30.      Undertakings.

              Registrant undertakes to:

              (i) contain in its Trust Instrument or Bylaws provisions for assisting shareholder communications and for the removal of trustees substantially similar to those provided for in
                     Section 16(c) of the 1940 Act, except to the extent such provisions are mandatory or prohibited under applicable Delaware law;

              (ii) furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 27th day of March, 2002.

                                        THE MILESTONE FUNDS

                                        By: /s/ Janet Tiebout Hanson
                                            ----------------------------------
                                            Janet Tiebout Hanson, President

       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons on the 27th day of March, 2002.

                  Name                       Title                     Date
                  ----                       -----                     ----

/s/ Dort A. Cameron III                     Trustee               March 27, 2002
-------------------------------------
         (Dort A. Cameron III)


/s/ Christopher J. Williams                 Trustee               March 27, 2002
-------------------------------------
         (Christopher J. Williams)


/s/ Karen S. Cook                           Trustee               March 27, 2002
-------------------------------------
         (Karen S. Cook)


/s/ Anne Brown Farrell                      Trustee               March 27, 2002
-------------------------------------
         (Anne Brown Farrell)


/s/ John D. Gilliam                         Trustee               March 27, 2002
-------------------------------------
         (John D. Gilliam)


/s/ Allen Lee Sessoms                       Trustee               March 27, 2002
-------------------------------------
         (Allen Lee Sessoms)


/s/ Jeffrey R. Hanson                       Secretary             March 27, 2002
-------------------------------------
         (Jeffrey R. Hanson)